UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

73 Tremont Street, Boston, Massachusetts 02108
(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.
73 Tremont Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2007 to June 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2007 (Unaudited)
	Shares	Market Value
EQUITY INVESTMENTS
Common Stocks (Active & Passive Equities (36.7%)
Consumer Discretionary (4.4%)
99 Cents Only Stores *	100	$1,311
Aaron Rents, Inc.	100	2,920
Abercrombie & Fitch Co.	353	25,762
AC Moore Arts & Crafts, Inc. *	100	1,961
Advance Auto Parts, Inc.	400	16,212
Aeropostale, Inc. *	200	8,336
AFC Enterprises *	100	1,729
Aftermarket Technology Corp. *	100	2,968
Amazon.Com, Inc. *	1,100	75,251
Ambassadors Group, Inc.	100	3,553
American Axle & Manufacturing Holdings, Inc.	200	5,924
American Eagle Outfitters, Inc.	600	15,396
American Greetings Corp. (Class A)	200	5,666
Ameristar Casinos, Inc.	100	3,474
AnnTaylor Stores Corp. *	300	10,626
Apollo Group, Inc. (Class A) *	500	29,215
Applebees International, Inc.	300	7,230
Arbitron, Inc.	100	5,153
Arctic Cat, Inc.	100	1,980
ArvinMeritor, Inc.	200	4,440
Audiovox Corp. *	100	1,297
Autoliv, Inc.	300	17,061
AutoNation, Inc. *	547	12,275
Autozone, Inc. *	1,350	184,437
Bally Technologies, Inc. *	200	5,284
Barnes & Noble, Inc.	200	7,694
Beazer Homes USA, Inc.	200	4,934
Bebe Stores, Inc.	100	1,601
Bed Bath & Beyond, Inc. *	1,100	39,589
Belo Corp. (Class A)	300	6,177
Best Buy Co., Inc.	1,500	70,005
Big 5 Sporting Goods Corp.	100	2,550
Big Lots, Inc. *	400	11,768
BJ's Restaurants, Inc. *	100	1,974
Black & Decker Corp.	300	26,493
Blockbuster, Inc. (Class A) *	600	2,586
Blue Nile, Inc. *	100	6,040
Bluegreen Corp. *	100	1,169
Blyth, Inc.	100	2,658
Bob Evans Farms, Inc.	100	3,685
Borders Group, Inc.	200	3,812
BorgWarner, Inc.	200	17,208
Boyd Gaming Corp.	200	9,838
Bright Horizons Family Solutions, Inc. *	100	3,891
Brinker International, Inc.	450	13,172
Brookfield Homes Corp.	88	2,560
Brown Shoe Co., Inc.	225	5,472
Brunswick Corp.	300	9,789
Build-A-Bear Workshop Inc. *	100	2,614
Building Materials Holding Corp.	200	2,838
Burger King Holdings, Inc.	100	2,634
Cabela's, Inc. *	100	2,213
Cablevision Systems Corp. *	800	28,952
California Pizza Kitchen, Inc. *	150	3,222
Callaway Golf Co.	300	5,343
Career Education Corp. *	300	10,131
Carmax, Inc. *	800	20,400
Carnival Corp.	1,600	78,032
Carter's, Inc. *	200	5,188
Catalina Marketing Corp.	200	6,300
Cato Corp. (Class A)	100	2,194
CBRL Group, Inc.	110	4,673
CBS Corp. (Class B)	10,600	353,192
CEC Entertainment, Inc. *	100	3,520
Centex Corp.	500	20,050
Central European Media Enterprises Ltd. *	100	9,758
Champion Enterprises, Inc. *	300	2,949
Charlotte Russe Holding, Inc. *	100	2,687
Charming Shoppes Inc. *	400	4,332
Charter Communications, Inc. (Class A) *	1,000	4,050
Cheesecake Factory *	300	7,356
Chico's FAS, Inc. *	600	14,604
Childrens Place Retail Stores, Inc. *	100	5,164
Chipotle Mexican Grill, Inc. (Class B) *	106	8,335
Choice Hotels International, Inc.	100	3,952
Christopher & Banks Corp.	100	1,715
Circuit City Stores, Inc.	600	9,048
Citadel Broadcasting Corp.	795	5,128
CKE Restaurants, Inc.	200	4,014
CKX, Inc. *	100	1,382
Clear Channel Communications, Inc.	1,900	71,858
Clear Channel Outdoor Holdings, Inc. (Class A) *	100	2,834
Coach, Inc. *	1,400	66,346
Coinstar, Inc. *	100	3,148
Coldwater Creek, Inc. *	250	5,807
Columbia Sportswear Co.	100	6,868
Comcast Corp. (Class A) *	10,700	300,884
Cooper Tire & Rubber Co.	200	5,524
Corinthian Colleges, Inc. *	300	4,887
Cox Radio, Inc. *	100	1,424
CROCS, Inc. *	326	14,028
CSK Auto Corp. *	200	3,680
CTC Media, Inc. *	100	2,714
Cumulus Media, Inc. (Class A) *	200	1,870
Darden Restaurants, Inc.	600	26,394
Deckers Outdoor Corp. *	100	10,090
Denny's Corp. *	300	1,335
DeVry, Inc.	200	6,804
Dick's Sporting Goods, Inc. *	200	11,634
Dillard's, Inc. (Class A)	200	7,186
DIRECTV Group, Inc. *	2,700	62,397
Discovery Holding Co. (Class A) *	1,100	25,289
Dollar General Corp.	1,100	24,112
Dollar Tree Stores, Inc. *	400	17,420
Domino's Pizza, Inc.	100	1,827
Dow Jones & Co., Inc.	200	11,490
DR Horton, Inc.	1,100	21,923
DreamWorks Animation SKG, Inc. (Class A) *	100	2,884
Dress Barn, Inc. *	200	4,104
Drew Industries, Inc. *	100	3,314
DSW, Inc. (Class A) *	100	3,482
Eastman Kodak Co.	1,000	27,830
EchoStar Communications Corp. (Class A) *	800	34,696
Emmis Communications Corp. (Class A)	100	921
Entercom Communications Corp. (Class A)	100	2,489
Entravision Communications Corp. (Class A) *	300	3,129
Ethan Allen Interiors, Inc.	100	3,425
EW Scripps Co. (Class A)	300	13,707
Expedia, Inc. *	815	23,871
Family Dollar Stores, Inc.	600	20,592
Finish Line (Class A)	100	911
Fleetwood Enterprises, Inc. *	200	1,810
Foot Locker, Inc.	600	13,080
Ford Motor Co.	6,700	63,114
Fortune Brands, Inc.	600	49,422
Fossil, Inc. *	200	5,898
Fred's, Inc.	100	1,338
Furniture Brands International, Inc.	200	2,840
GameStop Corp. (Class A) *	600	23,460
Gannett Co., Inc.	900	49,455
Gap, Inc.	2,000	38,200
Garmin Ltd.	400	29,588
Gaylord Entertainment Co. *	200	10,728
Gemstar-TV Guide International, Inc. *	800	3,936
General Motors Corp.	1,700	64,260
Genesco, Inc. *	100	5,231
Gentex Corp.	500	9,845
Genuine Parts Co.	700	34,720
Getty Images, Inc. *	200	9,562
Goodyear Tire & Rubber Co. *	800	27,808
Gray Television, Inc.	200	1,854
Great Wolf Resorts, Inc. *	100	1,425
Group 1 Automotive, Inc.	100	4,034
GSI Commerce, Inc. *	100	2,271
Guess ?, Inc.	200	9,608
Guitar Center, Inc. *	100	5,981
Gymboree Corp. *	100	3,941
H&R Block, Inc.	1,200	28,044
Hanesbrands, Inc. *	350	9,460
Harley-Davidson, Inc.	1,000	59,610
Harman International Industries, Inc.	200	23,360
Harrah's Entertainment, Inc.	700	59,682
Harte-Hanks, Inc.	200	5,136
Hasbro, Inc.	600	18,846
Hearst-Argyle Television, Inc.	100	2,410
Hibbett Sports, Inc. *	150	4,107
Hilton Hotels Corp.	1,400	46,858
Home Depot, Inc.	12,875	506,631
HOT Topic, Inc. *	200	2,174
Hovnanian Enterprises, Inc. (Class A) *	200	3,306
IAC/InterActiveCorp. *	700	24,227
Iconix Brand Group, Inc. *	100	2,222
Idearc, Inc.	530	18,725
Ihop Corp.	100	5,443
Interactive Data Corp.	100	2,678
International Game Technology	1,300	51,610
International Speedway Corp. (Class A)	100	5,271
Interpublic Group of Cos., Inc. *	1,700	19,380
INVESTools, Inc. *	300	2,988
Isle of Capri Casinos, Inc. *	100	2,396
ITT Educational Services, Inc. *	200	23,476
J Crew Group, Inc. *	100	5,409
Jack in the Box, Inc. *	157	11,138
Jackson Hewitt Tax Service, Inc.	100	2,811
Jakks Pacific, Inc. *	100	2,814
Jarden Corp. *	200	8,602
JC Penney Co., Inc.	900	65,142
Jo-Ann Stores, Inc. *	100	2,843
John Wiley & Sons, Inc. (Class A)	200	9,658
Johnson Controls, Inc.	749	86,712
Jones Apparel Group, Inc.	400	11,300
JOS A Bank Clothiers, Inc. *	125	5,184
Journal Communications, Inc. (Class A)	100	1,301
K2, Inc. *	200	3,038
KB Home	300	11,811
Kellwood Co.	100	2,812
Keystone Automotive Industries, Inc. *	100	4,137
Kimball International, Inc. (Class B)	100	1,401
Kohl's Corp. *	1,200	85,236
Krispy Kreme Doughnuts, Inc. *	200	1,852
K-Swiss, Inc. (Class A)	100	2,833
Lamar Advertising Co. (Class A)	300	18,828
Landry's Restaurants, Inc.	100	3,026
Las Vegas Sands Corp. *	400	30,556
Laureate Education, Inc. *	200	12,332
La-Z-Boy, Inc.	200	2,292
Leapfrog Enterprises, Inc. *	100	1,025
Lear Corp. *	300	10,683
Lee Enterprises, Inc.	200	4,172
Leggett & Platt, Inc.	600	13,230
Lennar Corp. (Class A)	500	18,280
Liberty Global, Inc. (Class A) *	1,545	63,407
Liberty Media Corp. - Capital (Class A) *	481	56,604
Liberty Media Corp. - Interactive (Class A) *	2,600	58,058
Life Time Fitness, Inc. *	100	5,323
Lin TV Corp. (Class A) *	100	1,881
Lithia Motors, Inc. (Class A)	100	2,534
Live Nation, Inc. *	225	5,035
Liz Claiborne, Inc.	400	14,920
LKQ Corp. *	200	4,932
Lodgenet Entertainment Corp. *	100	3,206
Lowe's Cos., Inc.	5,500	168,795
Ltd Brands., Inc.	1,200	32,940
Macy's, Inc.	1,722	68,501
Magna International, Inc. (Class A)	3,200	291,168
Marcus Corp.	100	2,376
MarineMax, Inc. *	100	2,002
Marriott International, Inc. (Class A)	1,300	56,212
Martha Stewart Living Omnimedia (Class A)	100	1,720
Marvel Entertainment, Inc. *	200	5,096
Mattel, Inc.	1,500	37,935
Matthews International Corp. (Class A)	100	4,361
McClatchy Co. (Class A)	253	6,403
McDonald's Corp.	4,393	222,989
McGraw-Hill Cos., Inc.	1,200	81,696
MDC Holdings, Inc.	100	4,836
Media General, Inc. (Class A)	100	3,327
Mediacom Communications Corp. (Class A) *	200	1,938
Men's Wearhouse, Inc.	200	10,214
Meredith Corp.	100	6,160
Meritage Homes Corp. *	100	2,675
MGM Mirage *	500	41,240
Midas, Inc. *	100	2,267
Modine Manufacturing Co.	100	2,260
Mohawk Industries, Inc.	200	20,158
Monaco Coach Corp.	100	1,435
Morningstar, Inc. *	100	4,702
Movado Group, Inc.	100	3,374
Multimedia Games, Inc. *	100	1,276
National CineMedia, Inc. *	200	5,602
Nautilus, Inc.	100	1,204
NetFlix, Inc. *	100	1,939
New York Times Co. (Class A)	500	12,700
Newell Rubbermaid, Inc.	1,000	29,430
News Corp. (Class A)	8,300	176,043
Nike, Inc. (Class B)	1,300	75,777
Nordstrom, Inc.	900	46,008
NutriSystem, Inc. *	100	6,984
NVR, Inc. *	18	12,235
Oakley, Inc.	100	2,840
O'Charleys, Inc.	100	2,016
Office Depot, Inc. *	1,100	33,330
OfficeMax, Inc.	300	11,790
Omnicom Group, Inc.	1,274	67,420
O'Reilly Automotive, Inc. *	400	14,620
Orient-Express Hotels Ltd.	200	10,680
Oxford Industries, Inc.	100	4,434
Pacific Sunwear Of California *	300	6,600
Panera Bread Co. (Class A) *	100	4,606
Papa John's International, Inc. *	200	5,752
Payless Shoesource, Inc. *	200	6,310
Penn National Gaming, Inc. *	300	18,027
Penske Auto Group, Inc. (REIT) *	200	4,258
PEP Boys-Manny Moe & Jack	200	4,032
PetSmart, Inc.	500	16,225
PF Chang's China Bistro, Inc. *	100	3,520
Phillips-Van Heusen	200	12,114
Pier 1 Imports, Inc.	300	2,547
Pinnacle Entertainment, Inc. *	200	5,630
Playboy Enterprises, Inc. (Class B) *	100	1,133
Polaris Industries, Inc.	200	10,832
Polo Ralph Lauren Corp.	249	24,429
Pool Corp.	200	7,806
priceline.com, Inc. *	100	6,874
Primedia, Inc. *	500	1,425
Pulte Homes, Inc.	800	17,960
Quiksilver, Inc. *	400	5,652
Radio One, Inc. (Class D) *	300	2,118
RadioShack Corp.	500	16,570
Rare Hospitality International, Inc. *	100	2,677
RC2 Corp. *	100	4,001
RCN Corp. *	100	1,879
Red Robin Gourmet Burgers, Inc. *	100	4,037
Regal Entertainment Group (Class A)	200	4,386
Regis Corp.	200	7,650
Rent-A-Center, Inc. *	200	5,246
RH Donnelley Corp. *	220	16,672
Ross Stores, Inc.	500	15,400
Royal Caribbean Cruises Ltd.	500	21,490
Ruby Tuesday, Inc.	200	5,266
Ryland Group, Inc.	200	7,474
Saks, Inc.	600	12,810
Sally Beauty Holdings, Inc. *	300	2,700
Scholastic Corp. *	100	3,594
Scientific Games Corp. *	200	6,990
Sears Holdings Corp. *	294	49,833
Select Comfort Corp. *	150	2,433
Service Corp. International/US	1,000	12,780
ServiceMaster Co.	1,000	15,460
Sherwin-Williams Co.	400	26,588
Shuffle Master, Inc. *	100	1,660
Sinclair Broadcast Group, Inc. (Class A)	200	2,844
Sirius Satellite Radio, Inc. *	5,100	15,402
Six Flags, Inc. *	300	1,827
Skechers U.S.A., Inc. (Class A) *	100	2,920
Snap-On, Inc.	200	10,102
Sonic Automotive, Inc. (Class A)	100	2,897
Sonic Corp. *	200	4,424
Sotheby's	200	9,204
Source Interlink Cos., Inc. *	100	498
Spanish Broadcasting System (Class A) *	100	430
Speedway Motorsports, Inc.	100	3,998
Stage Stores, Inc.	150	3,144
Stamps.com, Inc. *	100	1,378
Standard-Pacific Corp.	200	3,506
Stanley Works	300	18,210
Staples, Inc.	2,700	64,071
Starbucks Corp. *	2,900	76,096
Starwood Hotels & Resorts Worldwide, Inc.	800	53,656
Station Casinos, Inc.	200	17,360
Steak N Shake Co. *	100	1,669
Stein Mart, Inc.	100	1,226
Steven Madden Ltd.	150	4,914
Stewart Enterprises, Inc. (Class A)	400	3,116
Strayer Education, Inc.	100	13,171
Stride Rite Corp.	100	2,026
Sun-Times Media Group, Inc.	200	1,050
Superior Industries International, Inc.	100	2,176
Talbots, Inc.	100	2,503
Target Corp.	3,100	197,160
Tempur-Pedic International, Inc.	200	5,180
Tenneco, Inc. *	200	7,008
Texas Roadhouse, Inc. (Class A) *	200	2,558
Thor Industries, Inc.	100	4,514
Tiffany & Co.	500	26,530
Tim Hortons, Inc.	741	22,786
Timberland Co. (Class A) *	200	5,038
Time Warner Cable, Inc. (Class A) *	600	23,502
Time Warner, Inc.	13,699	288,227
Tivo, Inc. *	200	1,158
TJX Cos., Inc.	13,475	370,562
Toll Brothers, Inc. *	500	12,490
Tractor Supply Co. *	100	5,205
Triarc Cos., Inc. (Class B)	200	3,140
Tribune Co.	454	13,348
Trump Entertainment Resorts, Inc. *	100	1,255
TRW Automotive Holdings Corp. *	200	7,366
Tuesday Morning Corp.	100	1,236
Tupperware Brands Corp.	200	5,748
Tween Brands, Inc. *	100	4,460
Under Armour, Inc. (Class A) *	100	4,565
Universal Technical Institute, Inc. *	100	2,539
Urban Outfitters, Inc. *	400	9,612
Vail Resorts, Inc. *	100	6,087
Valassis Communications, Inc. *	200	3,438
Valuevision Media, Inc. (Class A) *	100	1,132
VF Corp.	351	32,145
Viacom, Inc. (Class B) *	2,200	91,586
Virgin Media, Inc.	1,080	26,320
Visteon Corp. *	400	3,240
Walt Disney Co.	7,260	247,856
Warnaco Group, Inc.	200	7,868
Warner Music Group Corp.	300	4,335
Washington Post Co. (Class B)	18	13,970
WCI Communities, Inc. *	100	1,668
Weight Watchers International, Inc.	200	10,168
Wendy's International, Inc.	400	14,700
Westwood One, Inc.	300	2,157
Whirlpool Corp.	3,210	356,952
Williams-Sonoma, Inc.	400	12,632
Winnebago Industries	100	2,952
WMS Industries, Inc. *	150	4,329
Wolverine World Wide, Inc.	200	5,542
Wyndham Worldwide Corp. *	720	26,107
Wynn Resorts Ltd.	200	17,938
XM Satellite Radio Holdings, Inc. (Class A) *	1,100	12,947
Yum! Brands, Inc.	2,000	65,440
Zale Corp. *	200	4,762
Zumiez, Inc. *	100	3,778
		8,610,639
Consumer Staples (2.9%)
Alberto-Culver Co.	300	7,116
Alliance One International, Inc. *	300	3,015
Altria Group, Inc.	7,669	537,904
American Oriental Bioengineering, Inc. *	300	2,670
Andersons, Inc./The	100	4,533
Anheuser-Busch Cos., Inc.	2,800	146,048
Archer-Daniels-Midland Co.	2,400	79,416
Avon Products, Inc.	1,700	62,475
Bare Escentuals, Inc. *	100	3,415
BJ's Wholesale Club, Inc. *	200	7,206
Brown-Forman Corp. (Class B)	200	14,616
Bunge Ltd.	400	33,800
Campbell Soup Co.	900	34,929
Casey's General Stores, Inc.	200	5,452
Central European Distribution Corp. *	150	5,193
Central Garden and Pet Co. (Class A) *	200	2,346
Chattem, Inc. *	100	6,338
Chiquita Brands International, Inc. *	100	1,896
Church & Dwight Co., Inc.	200	9,692
Clorox Co.	600	37,260
Coca-Cola Co.	8,389	438,829
Coca-Cola Enterprises, Inc.	1,200	28,800
Colgate-Palmolive Co.	1,900	123,215
ConAgra Foods, Inc.	1,900	51,034
Constellation Brands, Inc. (Class A) *	700	16,996
Corn Products International, Inc.	300	13,635
Costco Wholesale Corp. *	1,600	93,632
CVS Caremark Corp.	5,672	206,744
Dean Foods Co.	500	15,935
Del Monte Foods Co.	700	8,512
Elizabeth Arden, Inc. *	100	2,426
Energizer Holdings, Inc. *	200	19,920
Estee Lauder Cos., Inc.	500	22,755
Flowers Foods, Inc.	200	6,672
General Mills, Inc.	1,300	75,946
Great Atlantic & Pacific Tea Co. *	100	3,354
Hain Celestial Group, Inc. *	100	2,714
Hansen Natural Corp. *	200	8,596
Herbalife Ltd.	200	7,930
Hershey Co.	700	35,434
HJ Heinz Co.	1,300	61,711
Hormel Foods Corp.	300	11,205
J&J Snack Foods Corp.	100	3,774
JM Smucker Co.	200	12,732
Jones Soda Co. *	100	1,402
Kellogg Co.	900	46,611
Kimberly-Clark Corp.	5,200	347,828
Kraft Foods, Inc.	5,797	204,344
Kroger Co.	2,700	75,951
Lancaster Colony Corp.	100	4,189
Lance, Inc.	100	2,356
Loews Corp - Carolina Group	400	30,908
Longs Drug Stores Corp.	100	5,252
McCormick & Co., Inc.	500	19,090
Molson Coors Brewing Co. (Class B)	200	18,492
NBTY, Inc. *	200	8,640
Nu Skin Enterprises, Inc. (Class A)	200	3,300
Pantry, Inc. *	100	4,610
Pathmark Stores, Inc. *	100	1,296
Pepsi Bottling Group, Inc.	500	16,840
PepsiAmericas, Inc.	200	4,912
PepsiCo, Inc.	5,900	382,615
Performance Food Group Co. *	200	6,498
Pilgrim's Pride Corp.	100	3,817
Playtex Products, Inc. *	100	1,481
Prestige Brands Holdings, Inc. *	100	1,298
Procter & Gamble Co.	11,502	703,807
Ralcorp Holdings, Inc. *	100	5,345
Revlon Inc. (Class A) *	679	930
Reynolds American, Inc.	700	45,640
Rite Aid Corp. *	1,700	10,846
Ruddick Corp.	100	3,012
Safeway, Inc.	1,700	57,851
Sanderson Farms, Inc.	100	4,502
Sara Lee Corp.	9,713	169,006
Seaboard Corp.	2	4,690
Smithfield Foods, Inc. *	400	12,316
Spartan Stores, Inc.	100	3,291
Spectrum Brands, Inc. *	100	677
SUPERVALU, Inc.	818	37,890
SYSCO Corp.	2,300	75,877
Tootsie Roll Industries, Inc.	106	2,937
Topps Co., Inc.	100	1,051
TreeHouse Foods, Inc. *	100	2,661
Tyson Foods, Inc. (Class A)	800	18,432
United Natural Foods, Inc. *	200	5,316
Universal Corp/Richmond VA	100	6,092
USANA Health Sciences, Inc. *	100	4,474
UST, Inc.	600	32,226
Vector Group Ltd.	110	2,478
Walgreen Co.	3,600	156,744
Wal-Mart Stores, Inc.	17,125	823,884
WD-40 Co.	100	3,287
Weis Markets, Inc.	100	4,051
Whole Foods Market, Inc.	500	19,150
Wild Oats Markets, Inc. *	100	1,676
WM Wrigley Jr Co.	850	47,014
		5,736,704
Energy (3.3%)
Alpha Natural Resources, Inc. *	200	4,158
Anadarko Petroleum Corp.	1,700	88,383
Apache Corp.	1,200	97,908
Arch Coal, Inc.	500	17,400
Arena Resources, Inc. *	100	5,811
Atlas America, Inc.	75	4,030
ATP Oil & Gas Corp. *	100	4,864
Atwood Oceanics, Inc. *	100	6,862
Aventine Renewable Energy Holdings, Inc. *	200	3,394
Baker Hughes, Inc.	1,200	100,956
Berry Petroleum Co. (Class A)	200	7,536
Bill Barrett Corp. *	100	3,683
BJ Services Co.	1,200	34,128
BP plc ADR	2,925	211,010
Bristow Group, Inc. *	100	4,955
Cabot Oil & Gas Corp.	400	14,752
Cameron International Corp. *	400	28,588
CARBO Ceramics, Inc.	100	4,381
Carrizo Oil & Gas, Inc. *	100	4,147
Cheniere Energy, Inc. *	200	7,758
Chesapeake Energy Corp.	1,700	58,820
Chevron Corp.	7,800	657,072
Cimarex Energy Co.	300	11,823
CNX Gas Corp. *	100	3,060
Complete Production Services, Inc. *	100	2,585
Comstock Resources, Inc. *	100	2,997
ConocoPhillips	5,937	466,054
Consol Energy, Inc.	700	32,277
Crosstex Energy, Inc.	129	3,706
Delta Petroleum Corp. *	200	4,016
Denbury Resources, Inc. *	400	15,000
Devon Energy Corp.	1,600	125,264
Diamond Offshore Drilling, Inc.	300	30,468
Dresser-Rand Group, Inc. *	300	11,850
Dril-Quip, Inc. *	200	8,990
Edge Petroleum Corp. *	100	1,401
El Paso Corp.	2,500	43,075
Encore Acquisition Co. *	200	5,560
Energy Partners Ltd. *	76	1,268
ENSCO International, Inc.	600	36,606
EOG Resources, Inc.	900	65,754
Evergreen Energy, Inc. *	200	1,206
EXCO Resources, Inc. *	200	3,488
Exxon Mobil Corp.	20,500	1,719,540
FMC Technologies, Inc. *	300	23,766
Forest Oil Corp. *	294	12,424
Foundation Coal Holdings, Inc.	200	8,128
Frontier Oil Corp.	400	17,508
Frontline Ltd.	200	9,170
Global Industries Ltd. *	300	8,046
GlobalSantaFe Corp.	800	57,800
Goodrich Petroleum Corp. *	100	3,463
Grant Prideco, Inc. *	500	26,915
Grey Wolf, Inc. *	600	4,944
Gulfmark Offshore, Inc. *	100	5,122
Halliburton Co.	3,321	114,574
Hanover Compressor Co. *	300	7,155
Harvest Natural Resources, Inc.*	100	1,191
Helix Energy Solutions Group, Inc. *	343	13,689
Helmerich & Payne, Inc.	400	14,168
Hercules Offshore, Inc. *	100	3,238
Hess Corp.	1,000	58,960
Holly Corp.	200	14,838
Hornbeck Offshore Services, Inc. *	100	3,876
Input/Output, Inc. *	200	3,122
International Coal Group, Inc. *	400	2,392
Lufkin Industries, Inc.	100	6,455
Marathon Oil Corp.	2,600	155,896
Mariner Energy, Inc. *	200	4,850
Massey Energy Co.	300	7,995
Matrix Service Co. *	100	2,485
McMoRan Exploration Co. *	100	1,400
Meridian Resource Corp. *	300	906
Murphy Oil Corp.	700	41,608
Nabors Industries Ltd. *	1,000	33,380
NATCO Group, Inc. *	100	4,604
National Oilwell Varco, Inc. *	700	72,968
Newfield Exploration Co. *	500	22,775
Newpark Resources *	300	2,325
Noble Corp.	500	48,760
Noble Energy, Inc.	700	43,673
Occidental Petroleum Corp.	3,052	176,650
Oceaneering International, Inc. *	200	10,528
Oil States International, Inc. *	200	8,268
Overseas Shipholding Group	100	8,140
Pacific Ethanol, Inc. *	100	1,320
Parallel Petroleum Corp. *	100	2,190
Parker Drilling Co. *	300	3,162
Patterson-UTI Energy, Inc.	600	15,726
Peabody Energy Corp.	1,000	48,380
Penn Virginia Corp.	200	8,040
PetroHawk Energy Corp. *	530	8,406
Petroleum Development Corp. *	100	4,748
Petroquest Energy, Inc. *	100	1,454
Pioneer Drilling Co. *	100	1,491
Pioneer Natural Resources Co.	500	24,355
Plains Exploration & Production Co. *	300	14,343
Pogo Producing Co.	200	10,158
Pride International, Inc. *	600	22,476
Quicksilver Resources, Inc. *	200	8,916
Range Resources Corp.	550	20,575
Rentech, Inc. *	500	1,295
Rosetta Resources, Inc. *	200	4,308
Rowan Cos., Inc.	400	16,392
RPC, Inc.	225	3,834
Schlumberger Ltd.	4,300	365,242
SEACOR Holdings, Inc. *	100	9,336
Smith International, Inc.	800	46,912
Southwestern Energy Co. *	600	26,700
Spectra Energy Corp.	2,246	58,306
St Mary Land & Exploration Co.	200	7,324
Stone Energy Corp.	100	3,426
Sunoco, Inc.	500	39,840
Superior Energy Services *	300	11,976
Swift Energy Co. *	100	4,276
Teekay Corp.	100	5,791
Tesoro Corp.	500	28,575
Tetra Technologies, Inc. *	300	8,460
Tidewater, Inc.	200	14,176
Todco *	200	9,442
Toreador Resources Corp. *	100	1,500
Transocean, Inc. *	1,000	105,980
Unit Corp. *	200	12,582
Universal Compression Holdings, Inc. *	100	7,247
USEC, Inc. *	300	6,594
Vaalco Energy, Inc. *	200	966
Valero Energy Corp.	2,000	147,720
W&T Offshore, Inc.	100	2,799
Warren Resources, Inc. *	200	2,336
Weatherford International Ltd. *	1,200	66,288
Western Refining, Inc.	100	5,780
W-H Energy Services, Inc. *	100	6,191
Whiting Petroleum Corp. *	100	4,052
Williams Cos., Inc.	2,200	69,564
World Fuel Services Corp.	100	4,206
XTO Energy, Inc.	1,400	84,140
		6,424,035
Financials (8.8%)
21st Century Insurance Group	100	2,186
Acadia Realty Trust (REIT)	100	2,595
Accredited Home Lenders Holding Co. *	118	1,613
ACE Ltd.	1,200	75,024
Advance America Cash Advance Centers, Inc. *	200	3,548
Advanta Corp. (Class B)	150	4,671
Affiliated Managers Group, Inc. *	100	12,876
Affordable Residential Communities, Inc. *	124	1,466
Aflac, Inc.	1,800	92,520
AG Edwards, Inc.	300	25,365
Alabama National Bancorporation	100	6,184
Alexander's, Inc. (REIT)	10	4,042
Alexandria Real Estate Equities, Inc. (REIT)	100	9,682
Alfa Corp.	100	1,557
Alleghany Corp. *	16	6,504
Allied Capital Corp.	500	15,480
Allied World Assurance Holdings Ltd.	200	10,250
Allstate Corp.	8,600	528,986
AMB Property Corp. (REIT)	400	21,288
AMBAC Financial Group, Inc.	400	34,876
Amcore Financial, Inc.	100	2,899
American Campus Communities, Inc. (REIT)	100	2,829
American Capital Strategies Ltd.	600	25,512
American Equity Investment Life Holding Co.	100	1,208
American Express Co. *	3,800	232,484
American Financial Group, Inc.	300	10,245
American Financial Realty Trust (REIT)	400	4,128
American Home Mortgage Investment Corp. (REIT)	200	3,676
American International Group, Inc.	8,200	574,246
American National Insurance	100	15,260
AmeriCredit Corp. *	500	13,275
Ameriprise Financial, Inc.	820	52,127
Anchor Bancorp Wisconsin, Inc.	100	2,619
Annaly Capital Management, Inc. (REIT)	1,000	14,420
Anthracite Capital, Inc. (REIT)	200	2,340
Anworth Mortgage Asset Corp. (REIT)	200	1,810
AON Corp.	3,850	164,049
Apartment Investment & Management Co. (REIT)	400	20,168
Apollo Investment Corp.	436	9,383
Arch Capital Group Ltd. *	200	14,508
Archstone-Smith Trust (REIT)	800	47,288
Ares Capital Corp.	314	5,291
Argonaut Group, Inc.	100	3,121
Arthur J Gallagher & Co.	300	8,364
Ashford Hospitality Trust, Inc. (REIT)	500	5,880
Aspen Insurance Holdings Ltd.	300	8,421
Associated Banc-Corp.	500	16,350
Assurant Inc.	500	29,460
Assured Guaranty Ltd.	200	5,912
Astoria Financial Corp.	300	7,512
AvalonBay Communities, Inc. (REIT)	300	35,664
Axis Capital Holdings Ltd.	600	24,390
Bancorpsouth, Inc.	300	7,338
Bank Mutual Corp.	200	2,306
Bank of America Corp.	22,579	1,103,887
Bank of Hawaii Corp.	200	10,328
Bank of New York Mellon Corp. *	2,807	116,322
BankAtlantic Bancorp, Inc. (REIT)	100	861
BankFinancial Corp.	100	1,545
BankUnited Financial Corp.	100	2,007
Banner Corp.	100	3,406
BB&T Corp.	2,066	84,045
Bear Stearns Cos., Inc.	443	62,020
BioMed Realty Trust, Inc. (REIT)	200	5,024
BlackRock, Inc.	200	31,318
BOK Financial Corp.	100	5,342
Boston Private Financial Holdings, Inc.	100	2,687
Boston Properties, Inc. (REIT)	329	33,601
Brandywine Realty Trust (REIT)	369	10,546
BRE Properties, Inc. (REIT)	200	11,858
Bristol West Holdings, Inc.	100	2,237
Brookline Bancorp, Inc.	200	2,302
Brown & Brown, Inc.	400	10,056
Calamos Asset Management, Inc. (Class A)	100	2,555
Camden Property Trust (REIT)	200	13,394
Capital One Financial Corp.	4,328	339,488
Capital Trust, Inc. (REIT)	100	3,414
CapitalSource, Inc. (REIT)	321	7,893
Capitol Bancorp Ltd.	100	2,733
Capitol Federal Financial	100	3,692
Cascade Bancorp	125	2,892
Cash America International, Inc.	100	3,965
Cathay General Bancorp (Class B)	200	6,708
CB Richard Ellis Group, Inc. (Class A) *	700	25,550
CBL & Associates Properties, Inc. (REIT)	200	7,210
Cbot Holdings, Inc. (Class A)	200	41,320
Cedar Shopping Centers, Inc. (REIT)	100	1,435
Centennial Bank Holdings, Inc. *	200	1,694
Centerline Holding Co.	200	3,600
Central Pacific Financial Corp.	100	3,301
Charles Schwab Corp.	3,717	76,273
Chemical Financial Corp.	100	2,587
Chicago Mercantile Exchange Holdings, Inc., (Class A)	127	67,864
Chittenden Corp.	200	6,990
Chubb Corp.	1,500	81,210
Cincinnati Financial Corp.	600	26,040
CIT Group, Inc.	800	43,864
Citigroup, Inc.	26,606	1,364,622
Citizens Republic Bancorp, Inc.	213	3,897
City Holding Co.	100	3,833
City National Corp.	200	15,218
CNA Financial Corp.	100	4,769
Cohen & Steers, Inc.	100	4,345
Colonial BancGroup, Inc.	500	12,485
Colonial Properties Trust (REIT)	200	7,290
Columbia Banking System, Inc.	100	2,925
Comerica, Inc.	4,025	239,367
Commerce Bancorp, Inc.	700	25,893
Commerce Bancshares Inc/Kansas City, MO	325	14,722
Commerce Group, Inc.	200	6,944
Community Bank System, Inc.	100	2,002
Community Banks, Inc.	105	3,383
Community Trust Bancorp, Inc.	100	3,230
Compass Bancshares, Inc.	500	34,490
CompuCredit Corp. *	100	3,502
Conseco, Inc. *	500	10,445
Corporate Office Properties Trust SBI MD (REIT)	100	4,101
Corus Bankshares, Inc. *	200	3,452
Countrywide Financial Corp.	5,100	185,385
Cousins Properties, Inc. (REIT)	100	2,901
Crescent Real Estate EQT Co. (REIT)	300	6,732
Cullen/Frost Bankers, Inc.	200	10,694
CVB Financial Corp.	275	3,058
DCT Industrial Trust, Inc. (REIT)	600	6,456
Deerfield Triarc Capital Corp. (REIT)	200	2,926
Delphi Financial Group, Inc.	150	6,273
Developers Diversified Realty Corp. (REIT)	500	26,355
DiamondRock Hospitality Co. (REIT)	400	7,632
Digital Realty Trust, Inc. (REIT)	100	3,768
Dime Community Bancshares	100	1,319
Douglas Emmett, Inc. (REIT)	300	7,422
Downey Financial Corp.	100	6,598
Duke Realty Corp. (REIT)	500	17,835
E*Trade Financial Corp. *	1,700	37,553
East West Bancorp, Inc.	200	7,776
EastGroup Properties, Inc. (REIT)	100	4,382
Eaton Vance Corp.	400	17,672
Education Realty Trust, Inc. (REIT)	100	1,403
Employers Holdings, Inc.	200	4,248
Endurance Specialty Holdings Ltd.	200	8,008
Entertainment Properties Trust (REIT)	100	5,378
Equity Inns, Inc. (REIT)	200	4,480
Equity Lifestyle Properties, Inc. (REIT)	100	5,219
Equity One, Inc. (REIT)	100	2,555
Equity Residential (REIT)	1,100	50,193
Erie Indemnity Co. (Class A)	200	10,808
Essex Property Trust, Inc. (REIT)	100	11,630
Everest Re Group Ltd.	200	21,728
Extra Space Storage, Inc. (REIT)	300	4,950
Ezcorp, Inc. (Class A) *	300	3,972
Fannie Mae	10,748	702,166
FBL Financial Group, Inc. (Class A)	100	3,932
Federal Realty Investment Trust (REIT)	200	15,452
Federated Investors, Inc. (Class B)	300	11,499
FelCor Lodging Trust, Inc. (REIT)	200	5,206
Fidelity National Financial, Inc. (Class A)	9,440	223,728
Fifth Third Bancorp	2,000	79,540
Financial Federal Corp.	150	4,473
First American Corp.	300	14,850
First Bancorp/Puerto Rico	200	2,198
First Cash Financial Services, Inc. *	100	2,344
First Charter Corp.	100	1,947
First Citizens BancShares, Inc./NC (Class A)	26	5,054
First Commonwealth Financial Corp.	200	2,184
First Community Bancorp, Inc./CA	100	5,721
First Financial Bancorp	100	1,499
First Financial Bankshares, Inc.	100	3,881
First Horizon National Corp.	500	19,500
First Industrial Realty Trust, Inc. (REIT)	200	7,752
First Marblehead Corp.	150	5,796
First Merchants Corp.	100	2,403
First Midwest Bancorp, Inc./IL	200	7,102
First Niagara Financial Group, Inc.	400	5,240
First Place Financial Corp./OH	100	2,112
First Potomac Realty Trust (REIT)	100	2,329
First Republic Bank/San Francisco, CA	100	5,366
First State Bancorporation/NM	100	2,129
FirstFed Financial Corp, *	100	5,673
FirstMerit Corp,	300	6,279
Flagstar Bancorp, Inc,	100	1,205
Flushing Financial Corp,	100	1,606
FNB Corp./PA	200	3,348
Forest City Enterprises, Inc. (Class A)	300	18,444
Franklin Bank Corp./Houston, TX *	100	1,490
Franklin Resources, Inc.	636	84,251
Franklin Street Properties Corp. (REIT)	200	3,308
Freddie Mac	10,900	661,630
Fremont General Corp.	200	2,152
Friedman Billings Ramsey Group, Inc. (Class A) (REIT)	500	2,730
Frontier Financial Corp.	150	3,380
Fulton Financial Corp.	725	10,454
General Growth Properties, Inc. (REIT)	700	37,065
Genworth Financial, Inc.	1,700	58,480
Getty Realty Corp. (REIT)	100	2,628
GFI Group, Inc. *	100	7,248
Glacier Bancorp, Inc.	150	3,052
Glimcher Realty Trust (REIT)	100	2,500
GMH Communities Trust (REIT)	100	969
Goldman Sachs Group, Inc.	1,489	322,741
Gramercy Capital Corp./NY (REIT)	100	2,754
Greater Bay Bancorp	200	5,568
Greenhill & Co., Inc.	100	6,871
Hancock Holding Co.	100	3,755
Hanmi Financial Corp.	100	1,706
Hanover Insurance Group, Inc.	200	9,758
Harleysville Group, Inc.	100	3,336
Harleysville National Corp.	105	1,693
Hartford Financial Services Group, Inc.	1,200	118,212
HCC Insurance Holdings, Inc.	400	13,364
Health Care Property Investors, Inc. (REIT)	800	23,144
Health Care REIT, Inc. (REIT)	300	12,108
Healthcare Realty Trust, Inc. (REIT)	200	5,556
Highland Hospitality Corp. (REIT)	300	5,760
Highwoods Properties, Inc. (REIT)	200	7,500
Hilb Rogal & Hobbs Co.	100	4,286
Home Properties, Inc. (REIT)	100	5,193
Horace Mann Educators Corp.	100	2,124
Hospitality Properties Trust (REIT)	400	16,596
Host Hotels & Resorts, Inc. (REIT)	1,889	43,674
HRPT Properties Trust (REIT)	700	7,280
Hudson City Bancorp, Inc.	2,100	25,662
Huntington Bancshares, Inc./OH	914	20,784
IBERIABANK Corp.	100	4,945
IMPAC Mortgage Holdings, Inc. (REIT)	300	1,383
Independent Bank Corp./MI	105	1,807
Independent Bank Corp./Rockland, MA	100	2,954
IndyMac Bancorp, Inc.	300	8,751
Infinity Property & Casualty Corp.	100	5,073
Inland Real Estate Corp. (REIT)	200	3,396
Innkeepers USA Trust (REIT)	100	1,773
Integra Bank Corp.	100	2,147
IntercontinentalExchange, Inc. *	300	44,355
International Bancshares Corp.	220	5,636
International Securities Exchange Holdings, Inc.	200	13,070
Investment Technology Group, Inc. *	200	8,666
Investors Bancorp, Inc. *	300	4,029
Investors Financial Services Corp.	300	18,501
Investors Real Estate Trust (REIT)	200	2,066
IPC Holdings Ltd.	200	6,458
Irwin Financial Corp.	100	1,497
iStar Financial, Inc. (REIT)	500	22,165
Janus Capital Group, Inc.	700	19,488
Jefferies Group, Inc.	400	10,792
Jones Lang LaSalle, Inc.	145	16,458
JPMorgan Chase & Co.	12,385	600,053
Keycorp	1,500	51,495
Kilroy Realty Corp. (REIT)	100	7,084
Kimco Realty Corp. (REIT)	845	32,169
Kite Realty Group Trust (REIT)	100	1,902
KNBT Bancorp, Inc.	100	1,470
Knight Capital Group, Inc. (Class A) *	400	6,640
LaBranche & Co., Inc. *	200	1,476
Lakeland Bancorp, Inc.	105	1,396
LandAmerica Financial Group, Inc.	100	9,649
LaSalle Hotel Properties (REIT)	200	8,684
Lazard Ltd. (REIT)	200	9,006
Legg Mason, Inc.	498	48,993
Lehman Brothers Holdings, Inc.	3,475	258,957
Leucadia National Corp.	600	21,150
Lexington Realty Trust (REIT)	200	4,160
Liberty Property Trust (REIT)	300	13,179
Lincoln National Corp.	1,049	74,427
Loews Corp.	1,600	81,568
LTC Properties, Inc. (REIT)	100	2,275
Luminent Mortgage Capital, Inc. (REIT)	100	1,009
M&T Bank Corp.	300	32,070
Macerich Co. (REIT)	300	24,726
Mack-Cali Realty Corp. (REIT)	300	13,047
MAF Bancorp, Inc.	100	5,426
Maguire Properties, Inc. (REIT)	100	3,433
Markel Corp. *	32	15,506
Marsh & McLennan Cos., Inc.	2,000	61,760
Marshall & Ilsley Corp.	935	44,534
MB Financial, Inc.	100	3,474
MBIA, Inc.	500	31,110
MCG Capital Corp.	200	3,204
Medical Properties Trust, Inc. (REIT)	100	1,323
Mellon Financial Corp.	1,600	70,400
Mercury General Corp.	100	5,511
Merrill Lynch & Co., Inc.	3,200	267,456
MetLife, Inc.	6,240	402,355
MFA Mortgage Investments, Inc. (REIT)	300	2,184
MGIC Investment Corp.	300	17,058
Mid-America Apartment Communities, Inc. (REIT)	100	5,248
Midland Co.	100	4,694
Midwest Banc Holdings, Inc.	100	1,450
Montpelier Re Holdings Ltd.	400	7,416
Moody's Corp.	900	55,980
Morgan Stanley	6,300	528,444
Move, Inc. *	500	2,240
Nasdaq Stock Market, Inc. *	300	8,913
National City Corp.	1,906	63,508
National Financial Partners Corp.	100	4,631
National Health Investors, Inc. (REIT)	100	3,172
National Penn Bancshares, Inc.	128	2,135
National Retail Properties, Inc. (REIT)	200	4,372
National Western Life Insurance Co. (Class A)	13	3,288
Nationwide Financial Services	200	12,644
Nationwide Health Properties, Inc. (REIT)	300	8,160
Navigators Group, Inc. *	100	5,390
NBT Bancorp, Inc.	100	2,256
Nelnet, Inc. (Class A)	100	2,444
New York Community Bancorp, Inc.	1,200	20,424
NewAlliance Bancshares, Inc.	400	5,888
Newcastle Investment Corp. (REIT)	200	5,014
Northern Trust Corp.	800	51,392
NorthStar Realty Finance Corp. (REIT)	200	2,502
Northwest Bancorp, Inc.	100	2,614
Novastar Financial, Inc. (REIT)	100	698
Nuveen Investments, Inc. (Class A)	300	18,645
Nymex Holdings, Inc.	335	42,086
NYSE Euronext	1,000	73,620
Ocwen Financial Corp. *	100	1,333
Ohio Casualty Corp.	200	8,662
Old National Bancorp/IN	200	3,322
Old Republic International Corp.	850	18,071
Omega Healthcare Investors, Inc. (REIT)	200	3,166
optionsXpress Holdings, Inc.	100	2,566
Oriental Financial Group	100	1,091
Pacific Capital Bancorp	200	5,396
Park National Corp.	40	3,392
Parkway Properties, Inc./Md. (REIT)	100	4,803
PartnerRe Ltd.	200	15,500
Partners Trust Financial Group, Inc.	200	2,100
Pennsylvania Real Estate Investment Trust (REIT)	100	4,433
People's United Financial, Inc.	820	14,539
PFF Bancorp, Inc.	100	2,793
Philadelphia Consolidated Holding Co. *	300	12,540
Phoenix Cos., Inc.	300	4,503
Pinnacle Financial Partners, Inc. *	100	2,936
Piper Jaffray Cos. *	100	5,573
Platinum Underwriters Holdings Ltd.	200	6,950
Plum Creek Timber Co., Inc. (REIT)	700	29,162
PMI Group, Inc.	300	13,401
PNC Financial Services Group, Inc.	1,288	92,195
Popular, Inc.	935	15,025
Portfolio Recovery Associates, Inc.	100	6,002
Post Properties, Inc. (REIT)	200	10,426
Potlatch Corp. (REIT)	138	5,940
Presidential Life Corp.	100	1,966
Principal Financial Group, Inc.	1,071	62,429
PrivateBancorp, Inc.	100	2,880
ProAssurance Corp. *	100	5,567
Progressive Corp.	6,950	166,314
Prologis (REIT)	979	55,705
Prosperity Bancshares, Inc.	100	3,276
Protective Life Corp.	300	14,343
Provident Bankshares Corp.	100	3,278
Provident Financial Services, Inc.	200	3,152
Provident New York Bancorp	100	1,351
Prudential Financial, Inc.	1,700	165,291
PS Business Parks, Inc. (REIT)	100	6,337
Public Storage (REIT)	464	35,644
Radian Group, Inc.	300	16,200
RAIT Financial Trust (REIT)	200	5,204
Ramco-Gershenson Properties (REIT)	100	3,593
Raymond James Financial, Inc.	300	9,270
Rayonier, Inc. (REIT)	300	13,542
Realty Income Corp. (REIT)	300	7,557
Redwood Trust, Inc. (REIT)	100	4,838
Regency Centers Corp. (REIT)	300	21,150
Regions Financial Corp.	2,736	90,562
Reinsurance Group of America, Inc.	100	6,024
RenaissanceRe Holdings Ltd.	300	18,597
Renasant Corp.	100	2,274
Resource America, Inc. (Class A)	100	2,061
RLI Corp.	100	5,595
S&T Bancorp, Inc.	100	3,290
Safeco Corp.	400	24,904
Safety Insurance Group, Inc.	100	4,140
Sandy Spring Bancorp, Inc.	100	3,144
Saul Centers, Inc. (REIT)	100	4,535
SEI Investments Co.	400	11,616
Selective Insurance Group	200	5,376
Senior Housing Properties Trust (REIT)	200	4,070
Signature Bank/New York, NY *	100	3,410
Simmons First National Corp. (Class A)	100	2,759
Simon Property Group, Inc. (REIT)	836	77,781
Sky Financial Group, Inc.	400	11,144
SL Green Realty Corp.	231	28,619
SLM Corp.	1,600	92,128
South Financial Group, Inc.	300	6,792
Sovereign Bancorp, Inc.	1,460	30,864
Sovran Self Storage, Inc. (REIT)	100	4,816
Spirit Finance Corp. (REIT)	400	5,824
St Joe Co.	300	13,902
StanCorp Financial Group, Inc.	200	10,496
Sterling Bancorp/NY	105	1,683
Sterling Bancshares, Inc./TX	300	3,393
Sterling Financial Corp./PA	100	1,052
Sterling Financial Corp/.WA	200	5,788
Stewart Information Services Corp.	100	3,983
Stifel Financial Corp. *	100	5,889
Strategic Hotels & Resorts, Inc. (REIT)	200	4,498
Student Loan Corp./The	20	4,078
Sun Communities, Inc. (REIT)	100	2,977
Sunstone Hotel Investors, Inc. (REIT)	200	5,678
SunTrust Banks, Inc.	1,300	111,462
Susquehanna Bancshares, Inc.	200	4,474
SVB Financial Group *	100	5,311
SWS Group, Inc.	150	3,243
Synovus Financial Corp.	1,000	30,700
T Rowe Price Group, Inc.	1,000	51,890
Tanger Factory Outlet Centers (REIT)	100	3,745
Taubman Centers, Inc. (REIT)	200	9,922
TCF Financial Corp.	500	13,900
TD Ameritrade Holding Corp. *	900	18,000
Tejon Ranch Co. *	100	4,420
Texas Capital Bancshares, Inc. *	100	2,235
Thornburg Mortgage, Inc. (REIT)	400	10,472
TierOne Corp.	100	3,010
Torchmark Corp.	5,950	398,650
Tower Group, Inc.	100	3,190
Transatlantic Holdings, Inc.	100	7,113
Travelers Cos., Inc.	2,400	128,400
Triad Guaranty, Inc. *	100	3,993
Trustco Bank Corp. NY	300	2,964
Trustmark Corp.	200	5,172
UCBH Holdings, Inc.	300	5,481
UDR, Inc. (REIT)	500	13,150
UMB Financial Corp.	200	7,374
Umpqua Holdings Corp.	200	4,702
UnionBanCal Corp.	200	11,940
United Bankshares, Inc.	100	3,180
United Community Banks, Inc./GA	100	2,589
United Community Financial Corp./OH	100	998
United Fire & Casualty Co.	100	3,538
Unitrin, Inc.	200	9,836
Universal American Financial Corp. *	100	2,128
Unum Group	1,300	33,943
Urstadt Biddle Properties, Inc. (REIT)	100	1,701
U-Store-It Trust (REIT)	100	1,639
Valley National Bancorp	441	9,918
Ventas, Inc. (REIT)	500	18,125
Vornado Realty Trust (REIT)	500	54,920
W Holding Co., Inc.	400	1,056
Wachovia Corp.	6,978	357,623
Waddell & Reed Financial, Inc.	300	7,803
Washington Federal, Inc.	300	7,293
Washington Mutual, Inc.	9,075	386,958
Washington Real Estate Investment Trust (REIT)	200	6,800
Webster Financial Corp.	200	8,534
Weingarten Realty Investors (REIT)	300	12,330
Wells Fargo & Co.	12,200	429,074
WesBanco, Inc.	100	2,950
Wesco Financial Corp.	8	3,080
West Coast Bancorp/OR	100	3,039
Westamerica Bancorporation	100	4,424
Western Alliance Bancorp *	100	2,985
White Mountains Insurance Group Ltd.	33	19,999
Whitney Holding Corp.	200	6,020
Wilmington Trust Corp.	300	12,453
Winston Hotels, Inc. (REIT)	100	1,500
Wintrust Financial Corp.	100	4,385
World Acceptance Corp. *	100	4,273
WR Berkley Corp.	600	19,524
XL Capital Ltd. (Class A)	6,125	516,276
Zenith National Insurance Corp.	150	7,064
Zions Bancorporation	462	35,532
		17,194,053
Health Care (4.2%)
Abaxis, Inc. *	100	2,086
Abbott Laboratories	5,600	299,880
Abraxis BioScience, Inc. *	100	2,223
Adams Respiratory Therapeutics, Inc. *	100	3,939
Advanced Magnetics, Inc. *	100	5,816
Advanced Medical Optics, Inc. *	300	10,464
Aetna, Inc.	1,900	93,860
Affymetrix, Inc. *	200	4,978
Albany Molecular Research, Inc. *	100	1,485
Alexion Pharmaceuticals, Inc. *	100	4,506
Align Technology, Inc. *	200	4,832
Alkermes, Inc. *	300	4,380
Allergan, Inc.	1,092	62,943
Allscripts Healthcare Solutions, Inc. *	200	5,096
Alnylam Pharmaceuticals, Inc. *	100	1,519
Alpharma, Inc. (Class A)	100	2,601
Amedisys, Inc. *	134	4,868
American Medical Systems Holdings, Inc. *	200	3,608
AMERIGROUP Corp. *	200	4,760
AmerisourceBergen Corp.	5,475	270,848
Amgen, Inc. *	9,025	498,992
AMN Healthcare Services, Inc. *	100	2,200
Amsurg Corp. *	100	2,414
Amylin Pharmaceuticals, Inc. *	400	16,464
Analogic Corp.	100	7,351
Applera Corp - Applied Biosystems Group	700	21,378
Applera Corp - Celera Group *	300	3,720
Apria Healthcare Group, Inc. *	200	5,754
Arena Pharmaceuticals, Inc. *	100	1,099
Ariad Pharmaceuticals, Inc. *	200	1,098
Array Biopharma, Inc. *	200	2,334
Arrow International, Inc.	100	3,828
Arthrocare Corp. *	100	4,391
Aspect Medical Systems, Inc. *	100	1,496
Barr Pharmaceuticals, Inc. *	400	20,092
Bausch & Lomb, Inc.	200	13,888
Baxter International, Inc.	2,400	135,216
Beckman Coulter, Inc.	300	19,404
Becton Dickinson & Co.	900	67,050
Bioenvision, Inc. *	100	578
Biogen Idec, Inc. *	1,300	69,550
BioMarin Pharmaceuticals, Inc. *	300	5,382
Biomet, Inc.	900	41,148
Bio-Rad Laboratories, Inc. (Class A) *	100	7,557
Boston Scientific Corp. *	4,547	69,751
Bristol-Myers Squibb Co.	16,250	512,850
Brookdale Senior Living, Inc.	100	4,557
Cambrex Corp.	100	1,327
Cardinal Health, Inc.	1,400	98,896
Celgene Corp. *	1,400	80,262
Cell Genesys, Inc. *	200	670
Centene Corp. *	100	2,142
Cephalon, Inc. *	300	24,117
Cepheid, Inc. *	200	2,920
Cerner Corp. *	300	16,641
Charles River Laboratories International, Inc. *	300	15,486
Chemed Corp.	100	6,629
Cigna Corp.	1,155	60,314
Community Health Systems, Inc. *	400	16,180
Conceptus, Inc. *	100	1,937
Conmed Corp. *	100	2,928
Cooper Cos., Inc.	200	10,664
Covance, Inc. *	200	13,712
Coventry Health Care, Inc. *	600	34,590
CR Bard, Inc.	400	33,052
Cross Country Healthcare, Inc. *	100	1,668
Cubist Pharmaceuticals, Inc. *	200	3,942
CV Therapeutics, Inc. *	100	1,321
Cyberonics, Inc. *	100	1,682
Cypress Bioscience, Inc. *	100	1,326
Cytyc Corp. *	400	17,244
Dade Behring Holdings, Inc.	300	15,936
DaVita, Inc. *	400	21,552
Dendreon Corp. *	400	2,832
Dentsply International, Inc.	600	22,956
Digene Corp. *	100	6,005
Dionex Corp. *	100	7,099
DJO, Inc. *	100	4,127
Eclipsys Corp. *	100	1,980
Edwards Lifesciences Corp. *	200	9,868
Eli Lilly & Co.	3,700	206,756
Encysive Pharmaceuticals, Inc. *	200	356
Endo Pharmaceuticals Holdings, Inc. *	500	17,115
Enzo Biochem, Inc. *	100	1,495
Enzon Pharmaceuticals, Inc. *	200	1,570
eResearch Technology, Inc. *	200	1,902
Exelixis, Inc. *	300	3,630
Express Scripts, Inc. *	800	40,008
Forest Laboratories, Inc. *	1,200	54,780
FoxHollow Technologies, Inc. *	100	2,124
Genentech, Inc. *	1,700	128,622
Genesis HealthCare Corp. *	100	6,842
Gen-Probe, Inc. *	200	12,084
Gentiva Health Services, Inc. *	100	2,006
Genzyme Corp. *	1,000	64,400
Geron Corp. *	200	1,408
Gilead Sciences, Inc. *	3,400	131,818
Greatbatch, Inc. *	100	3,240
Haemonetics Corp. *	100	5,261
Health Management Associates, Inc. (Class A)	900	10,224
Health Net, Inc. *	400	21,120
HealthExtras, Inc. *	100	2,958
Healthways, Inc. *	100	4,737
Henry Schein, Inc. *	300	16,029
Hillenbrand Industries, Inc.	200	13,000
HLTH Corp. *	604	8,462
Hologic, Inc. *	200	11,062
Hospira, Inc.	600	23,424
Human Genome Sciences, Inc. *	400	3,568
Humana, Inc. *	600	36,546
ICU Medical, Inc. *	100	4,294
Idexx Laboratories, Inc. *	100	9,463
I-Flow Corp. *	100	1,674
Illumina, Inc. *	200	8,118
ImClone Systems, Inc. *	300	10,608
Immucor, Inc. *	300	8,391
IMS Health, Inc.	700	22,491
Incyte Corp. *	300	1,800
Integra LifeSciences Holdings Corp. *	100	4,942
InterMune, Inc. *	100	2,594
Intuitive Surgical, Inc. *	141	19,567
Invacare Corp.	100	1,833
inVentiv Health, Inc. *	100	3,661
Inverness Medical Innovations, Inc. *	100	5,102
Invitrogen Corp. *	200	14,750
Isis Pharmaceuticals, Inc. *	200	1,936
Johnson & Johnson	13,800	850,356
Keryx Biopharmaceuticals, Inc. *	100	977
Kindred Healthcare, Inc. *	100	3,072
Kinetic Concepts, Inc. *	200	10,394
King Pharmaceuticals, Inc. *	800	16,368
KV Pharmaceutical Co. (Class A) *	100	2,724
Kyphon, Inc. *	200	9,630
Laboratory Corp of America Holdings *	500	39,130
LCA-Vision, Inc.	100	4,726
Lifecell Corp. *	100	3,054
LifePoint Hospitals, Inc. *	200	7,736
Lincare Holdings, Inc. *	400	15,940
Luminex Corp. *	100	1,231
Magellan Health Services, Inc. *	100	4,647
MannKind Corp. *	100	1,233
Manor Care, Inc.	300	19,587
Martek Biosciences Corp. *	100	2,597
Matria Healthcare, Inc. *	100	3,028
McKesson Corp.	1,173	69,958
Medarex, Inc. *	400	5,716
Medco Health Solutions, Inc. *	1,000	77,990
Medicines Co. *	200	3,524
Medicis Pharmaceutical Corp.	200	6,108
Medtronic, Inc.	4,200	217,812
Mentor Corp.	100	4,068
Merck & Co., Inc.	7,900	393,420
Meridian Bioscience, Inc.	150	3,249
Merit Medical Systems, Inc. *	100	1,196
MGI Pharma, Inc. *	300	6,711
Millennium Pharmaceuticals, Inc. *	1,000	10,570
Millipore Corp. *	200	15,018
Mylan Laboratories, Inc.	900	16,371
Myriad Genetics, Inc. *	100	3,719
Nabi Biopharmaceuticals *	200	920
Nektar Therapeutics *	300	2,847
Neurocrine Biosciences, Inc. *	100	1,123
Noven Pharmaceuticals, Inc. *	100	2,345
NuVasive, Inc. *	100	2,701
Odyssey HealthCare, Inc. *	100	1,186
Omnicare, Inc.	500	18,030
Omnicell, Inc. *	200	4,156
Onyx Pharmaceuticals, Inc. *	100	2,690
Option Care, Inc.	100	1,540
OraSure Technologies, Inc. *	200	1,636
OSI Pharmaceuticals, Inc. *	212	7,677
Owens & Minor, Inc.	100	3,494
Palomar Medical Technologies., Inc. *	100	3,471
Par Pharmaceutical Cos., Inc. *	100	2,823
Parexel International Corp. *	100	4,206
Patterson Cos., Inc. *	500	18,635
PDL BioPharma, Inc. *	400	9,320
Pediatrix Medical Group, Inc. *	200	11,030
Penwest Pharmaceuticals Co. *	100	1,247
PerkinElmer, Inc.	400	10,424
Perrigo Co.	300	5,874
Pfizer, Inc.	39,275	1,004,262
Pharmaceutical Product Development, Inc.	400	15,308
PharmaNet Development Group, Inc. *	100	3,188
Pharmion Corp. *	100	2,895
Phase Forward, Inc. *	100	1,683
PolyMedica Corp.	100	4,085
PRA International *	100	2,530
Progenics Pharmaceuticals, Inc. *	100	2,157
PSS World Medical, Inc. *	200	3,644
Psychiatric Solutions, Inc. *	200	7,252
Quest Diagnostics, Inc.	600	30,990
Regeneron Pharmaceuticals, Inc. *	200	3,584
RehabCare Group, Inc. *	100	1,424
Res-Care, Inc. *	100	2,114
Resmed, Inc. *	300	12,378
Respironics, Inc. *	300	12,777
Rigel Pharmaceuticals, Inc. *	100	891
Salix Pharmaceuticals Ltd. *	100	1,230
Savient Pharmaceuticals, Inc. *	300	3,726
Schering-Plough Corp.	5,600	170,464
Sciele Pharma, Inc. *	100	2,356
Senomyx, Inc. *	100	1,350
Sepracor, Inc. *	400	16,408
Sierra Health Services, Inc. *	200	8,316
Sirona Dental Systems, Inc. *	100	3,783
SonoSite, Inc. *	100	3,143
St Jude Medical, Inc. *	1,300	53,937
STERIS Corp.	200	6,120
Stryker Corp.	1,100	69,399
Sunrise Senior Living, Inc. *	200	7,998
SuperGen, Inc. *	200	1,112
SurModics, Inc. *	100	5,000
Symbion, Inc. *	100	2,171
Symmetry Medical, Inc. *	100	1,601
Tanox, Inc. *	100	1,941
Techne Corp. *	200	11,442
Telik, Inc. *	200	676
Tenet Healthcare Corp. *	1,900	12,369
Thermo Fisher Scientific, Inc. *	1,600	82,752
Thoratec Corp. *	200	3,678
Triad Hospitals, Inc. *	300	16,128
Trizetto Group *	100	1,936
United Therapeutics Corp. *	100	6,376
UnitedHealth Group, Inc.	4,830	247,006
Universal Health Services, Inc. (Class B)	200	12,300
Valeant Pharmaceuticals International	300	5,007
Varian, Inc. *	100	5,483
Varian Medical Systems, Inc. *	500	21,255
VCA Antech, Inc. *	300	11,307
Ventana Medical Systems, Inc. *	100	7,727
Vertex Pharmaceuticals, Inc. *	500	14,280
Viropharma, Inc. *	200	2,760
Vital Images, Inc. *	100	2,716
Waters Corp. *	400	23,744
Watson Pharmaceuticals, Inc. *	400	13,012
WellCare Health Plans, Inc. *	100	9,051
WellPoint, Inc. *	2,251	179,697
West Pharmaceutical Services, Inc.	100	4,715
Wright Medical Group, Inc. *	100	2,412
Wyeth	4,900	280,966
XenoPort, Inc. *	100	4,442
Zimmer Holdings, Inc. *	852	72,326
Zoll Medical Corp. *	200	4,462
Zymogenetics, Inc. *	100	1,461
		8,315,948
Industrials (3.9%)
3M Co.	2,653	230,254
AAR Corp. *	100	3,301
ABM Industries, Inc.	100	2,581
ABX Air, Inc. *	200	1,612
ACCO Brands Corp. *	100	2,305
Actuant Corp. (Class A)	100	6,306
Acuity Brands, Inc.	200	12,056
Administaff, Inc.	100	3,349
Advisory Board Co. *	100	5,556
AGCO Corp. *	300	13,023
Airtran Holdings, Inc. *	300	3,276
Alaska Air Group, Inc. *	200	5,572
Albany International Corp.	100	4,044
Alexander & Baldwin, Inc.	200	10,622
Alliant Techsystems, Inc. *	100	9,915
Allied Waste Industries, Inc. *	800	10,768
Amerco, Inc. *	47	3,549
American Commercial Lines, Inc. *	200	5,210
American Reprographics Co. *	100	3,079
American Science & Engineering, Inc. *	100	5,685
American Standard Cos., Inc.	700	41,286
American Superconductor Corp. *	100	1,931
Ameron International Corp.	56	5,051
Ametek, Inc.	450	17,856
AMR Corp. *	900	23,715
A.O. Smith Corp.	100	3,989
Apogee Enterprises, Inc.	100	2,782
Applied Industrial Technologies, Inc.	150	4,425
Arkansas Best Corp.	100	3,897
Armor Holdings, Inc. *	100	8,687
Astec Industries, Inc. *	100	4,222
ASV, Inc. *	100	1,728
Atlas Air Worldwide Holdings, Inc. *	100	5,894
Avery Dennison Corp.	400	26,592
Avis Budget Group, Inc. *	360	10,235
Baldor Electric Co.	200	9,856
Barnes Group, Inc.	200	6,336
BE Aerospace, Inc. *	300	12,390
Beacon Roofing Supply, Inc. *	150	2,548
Belden, Inc.	200	11,070
Blount International, Inc. *	100	1,308
Boeing Co.	2,900	278,864
Bowne & Co., Inc.	100	1,951
Brady Corp. (Class A)	200	7,428
Briggs & Stratton Corp.	200	6,312
Brink's Co.	200	12,378
Bucyrus International, Inc.	150	10,617
Burlington Northern Santa Fe Corp.	1,300	110,682
Carlisle Cos., Inc.	200	9,302
Cascade Corp.	100	7,844
Caterpillar, Inc.	2,300	180,090
CBIZ, Inc. *	200	1,470
Celadon Group, Inc. *	100	1,590
Cenveo, Inc. *	200	4,638
Ceradyne, Inc. *	100	7,396
CH Robinson Worldwide, Inc.	700	36,764
ChoicePoint, Inc. *	300	12,735
Cintas Corp.	500	19,715
CIRCOR International, Inc.	100	4,043
Clarcor, Inc.	200	7,486
Clean Harbors, Inc. *	100	4,942
Comfort Systems USA, Inc.	100	1,418
Commercial Vehicle Group, Inc. *	100	1,863
Consolidated Graphics, Inc. *	100	6,928
Continental Airlines, Inc. (Class B) *	400	13,548
Con-way, Inc.	200	10,048
Cooper Industries Ltd.	700	39,963
Copart, Inc. *	200	6,118
Corporate Executive Board Co.	200	12,982
Corrections Corp of America *	300	18,933
CoStar Group, Inc. *	100	5,288
Covanta Holding Corp. *	400	9,860
CRA International, Inc.	100	4,820
Crane Co.	200	9,090
CSX Corp.	1,700	76,636
Cubic Corp.	100	3,018
Cummins, Inc.	400	40,484
Curtiss-Wright Corp.	200	9,322
Danaher Corp.	900	67,950
Deere & Co.	800	96,592
Delta Air Lines, Inc. *	900	17,730
Deluxe Corp.	200	8,122
Diamond Management & Technology Consultants, Inc.	100	1,320
Dollar Thrifty Automotive Group *	100	4,084
Donaldson Co., Inc.	300	10,665
Dover Corp.	800	40,920
DRS Technologies, Inc.	126	7,216
Dun & Bradstreet Corp.	200	20,596
Eaton Corp.	500	46,500
EDO Corp.	100	3,287
EGL, Inc. *	100	4,648
EMCOR Group, Inc. *	100	7,290
Emerson Electric Co.	2,900	135,720
Encore Wire Corp.	100	2,944
Energy Conversion Devices, Inc. *	100	3,082
EnerSys *	200	3,660
Ennis, Inc.	100	2,352
EnPro Industries, Inc. *	100	4,279
Equifax, Inc.	655	29,095
ESCO Technologies, Inc. *	100	3,626
Esterline Technologies Corp. *	100	4,831
Evergreen Solar, Inc. *	200	1,860
Expeditors International Washington, Inc.	800	33,040
ExpressJet Holdings, Inc. *	200	1,196
Fastenal Co.	500	20,930
Federal Signal Corp.	200	3,172
FedEx Corp.	1,149	127,505
First Solar, Inc. *	100	8,929
Florida East Coast Industries, Inc.	154	12,779
Flowserve Corp.	200	14,320
Fluor Corp.	347	38,645
Force Protection, Inc. *	200	4,128
Forward Air Corp.	100	3,409
Foster Wheeler Ltd. *	300	32,097
Franklin Electric Co., Inc.	100	4,718
FreightCar America, Inc.	100	4,784
FTI Consulting, Inc. *	100	3,803
FuelCell Energy, Inc. *	200	1,584
G&K Services, Inc. (Class A)	100	3,951
Gardner Denver, Inc. *	200	8,510
GATX Corp.	200	9,850
GenCorp, Inc. *	200	2,614
General Cable Corp. *	200	15,150
General Dynamics Corp.	1,500	117,330
General Electric Co.	37,400	1,431,672
Genesee & Wyoming, Inc. *	150	4,476
Genlyte Group, Inc. *	100	7,854
Geo Group, Inc. *	300	8,730
Gibraltar Industries, Inc.	100	2,215
Goodrich Corp.	500	29,780
Graco, Inc.	300	12,084
GrafTech International Ltd. *	300	5,052
Granite Construction, Inc.	100	6,418
Griffon Corp. *	100	2,178
Harsco Corp.	400	20,800
Healthcare Services Group	100	2,950
Heartland Express, Inc.	266	4,336
Heico Corp.	100	4,208
Heidrick & Struggles International, Inc. *	100	5,124
Herman Miller, Inc.	200	6,320
Hertz Global Holdings, Inc. *	1,200	31,884
Hexcel Corp. *	300	6,321
HNI Corp.	200	8,200
Honeywell International, Inc.	2,800	157,584
HUB Group, Inc. (Class A) *	200	7,032
Hubbell, Inc. (Class B)	200	10,844
Hudson Highland Group, Inc. *	100	2,139
Huron Consulting Group, Inc. *	100	7,301
IDEX Corp.	300	11,562
HIS, Inc. *	100	4,600
II-VI, Inc. *	100	2,717
IKON Office Solutions, Inc.	400	6,244
Illinois Tool Works, Inc.	1,900	102,961
Infrasource Services, Inc. *	100	3,710
Ingersoll-Rand Co., Ltd. (Class A)	1,100	60,302
Insituform Technologies, Inc. *	100	2,181
Interface, Inc. (Class A)	200	3,772
Interline Brands, Inc. *	100	2,608
ITT Corp.	700	47,796
Jacobs Engineering Group, Inc. *	400	23,004
JB Hunt Transport Services, Inc.	400	11,728
JetBlue Airways Corp. *	550	6,463
Joy Global, Inc.	450	26,248
Kadant, Inc. *	100	3,120
Kaman Corp.	100	3,119
Kansas City Southern *	300	11,262
Kaydon Corp.	100	5,212
KBR, Inc. *	575	15,082
Kelly Services, Inc. (Class A)	100	2,746
Kenexa Corp. *	100	3,771
Kennametal, Inc.	200	16,406
Kforce, Inc. *	100	1,598
Kirby Corp. *	200	7,678
Knight Transportation, Inc.	150	2,907
Knoll, Inc.	100	2,240
Korn/Ferry International *	100	2,626
L-3 Communications Holdings, Inc.	500	48,695
Labor Ready, Inc. *	200	4,622
Ladish Co., Inc. *	100	4,300
Laidlaw International, Inc.	300	10,365
Landstar System, Inc.	200	9,650
LECG Corp. *	100	1,511
Lennox International, Inc.	200	6,846
Lincoln Electric Holdings, Inc.	200	14,848
Lockheed Martin Corp.	1,300	122,369
LSI Industries, Inc.	100	1,790
M&F Worldwide Corp. *	100	6,658
Manitowoc Co., Inc.	200	16,076
Manpower, Inc.	351	32,376
Masco Corp.	1,500	42,705
McDermott International, Inc. *	400	33,248
Mcgrath Rentcorp	100	3,369
Medis Technologies Ltd. *	100	1,469
Middleby Corp. *	70	4,187
Mine Safety Appliances Co.	100	4,376
Mobile Mini, Inc. *	200	5,840
Monster Worldwide, Inc. *	500	20,550
Moog, Inc. (Class A) *	100	4,411
MSC Industrial Direct Co.	200	11,000
Mueller Industries, Inc.	100	3,444
Mueller Water Products, Inc. (Class A)	500	8,530
NACCO Industries, Inc. (Class A)	28	4,353
Navigant Consulting, Inc. *	200	3,712
NCI Building Systems, Inc. *	100	4,933
Nordson Corp.	100	5,016
Norfolk Southern Corp.	1,400	73,598
Northrop Grumman Corp.	2,850	221,930
Northwest Airlines Corp. *	1,000	22,200
Old Dominion Freight Line, Inc. *	150	4,523
Orbital Sciences Corp. *	200	4,202
Oshkosh Truck Corp.	300	18,876
Owens Corning, Inc. *	400	13,452
Paccar, Inc.	900	78,336
Pacer International, Inc.	100	2,352
Pall Corp.	500	22,995
Parker Hannifin Corp.	400	39,164
Pentair, Inc.	400	15,428
PeopleSupport, Inc. *	100	1,135
Perini Corp. *	100	6,153
PHH Corp. *	200	6,242
Pitney Bowes, Inc.	800	37,456
Power-One, Inc. *	300	1,194
Precision Castparts Corp.	500	60,680
Quanta Services, Inc. *	400	12,268
Raven Industries, Inc.	100	3,571
Raytheon Co.	1,700	91,613
RBC Bearings, Inc. *	100	4,125
Regal-Beloit Corp.	100	4,654
Republic Airways Holdings, Inc. *	100	2,035
Republic Services, Inc.	750	22,980
Resources Connection, Inc. *	200	6,636
Robbins & Myers, Inc.	100	5,313
Robert Half International, Inc.	600	21,900
Rockwell Automation, Inc.	600	41,664
Rockwell Collins, Inc.	600	42,384
Rollins, Inc.,	100	2,277
Roper Industries, Inc.	300	17,130
RR Donnelley & Sons Co.	800	34,808
Rush Enterprises, Inc. * (Class A)	100	2,172
Ryder System, Inc.	200	10,760
Saia, Inc. *	100	2,726
School Specialty, Inc. *	100	3,544
Sequa Corp. (Class A) *	35	3,920
Shaw Group, Inc. *	300	13,887
Simpson Manufacturing Co., Inc.	100	3,374
Skywest, Inc.	200	4,766
Southwest Airlines Co.	3,000	44,730
Spherion Corp. *	200	1,878
Spirit Aerosystems Holdings, Inc. (Class A) *	300	10,815
SPX Corp.	200	17,562
Steelcase, Inc.	200	3,700
Stericycle, Inc. *	400	17,784
Sunpower Corp. (Class A) *	100	6,305
Superior Essex, Inc. *	100	3,735
Taser International, Inc. *	200	2,792
Tecumseh Products Co. (Class A) *	100	1,571
Teledyne Technologies, Inc. *	100	4,595
Teleflex, Inc.	200	16,356
TeleTech Holdings, Inc. *	100	3,248
Terex Corp. *	400	32,520
Tetra Tech, Inc. *	200	4,310
Textron, Inc.	500	55,055
Thomas & Betts Corp. *	200	11,600
Timken Co.	300	10,833
Titan International, Inc.	100	3,161
Toro Co.	200	11,778
Tredegar Corp.	100	2,130
Trinity Industries, Inc.	300	13,062
Triumph Group, Inc.	100	6,547
Tyco International Ltd. *	7,200	243,288
UAL Corp. *	400	16,236
UAP Holding Corp.	200	6,028
Union Pacific Corp.	1,925	221,664
United Industrial Corp.	100	5,998
United Parcel Service, Inc. (Class B)	2,400	175,200
United Rentals, Inc. *	200	6,508
United Stationers, Inc. *	100	6,664
United Technologies Corp.	3,600	255,348
Universal Forest Products, Inc.	100	4,226
URS Corp. *	200	9,710
US Airways Group, Inc. *	200	6,054
USG Corp. *	300	14,712
UTi Worldwide, Inc.	400	10,716
Valmont Industries, Inc.	100	7,276
Viad Corp.	100	4,217
Vicor Corp.	100	1,323
Wabash National Corp.	100	1,463
Wabtec Corp.	200	7,306
Walter Industries, Inc.	200	5,792
Washington Group International, Inc. *	100	8,001
Waste Connections, Inc. *	300	9,072
Waste Management, Inc.	2,000	78,100
Watsco, Inc.	100	5,440
Watson Wyatt Worldwide, Inc. (Class A)	200	10,096
Watts Water Technologies, Inc. (Class A)	100	3,747
Werner Enterprises, Inc.	200	4,030
WESCO International, Inc. *	200	12,090
Williams Scotsman International, Inc. *	100	2,381
Woodward Governor Co.	100	5,367
WW Grainger, Inc.	300	27,914
YRC Worldwide, Inc. *	200	7,360
		7,623,471
Information Technology (5.5%)
3Com Corp. *	1,300	5,369
Acacia Research - Acacia Technologies *	100	1,616
Accenture Ltd. (Class A)	2,200	94,358
Actel Corp. *	100	1,391
Activision, Inc. *	1,100	20,537
Acxiom Corp.	300	7,935
Adaptec, Inc. *	400	1,524
ADC Telecommunications, Inc. *	400	7,332
Adobe Systems, Inc. *	2,276	91,381
Adtran, Inc.	200	5,194
Advanced Energy Industries, Inc. *	100	2,266
Advanced Micro Devices, Inc. *	2,100	30,030
Advent Software, Inc. *	100	3,255
Aeroflex, Inc. *	300	4,251
Affiliated Computer Services, Inc. (Class A) *	5,575	316,214
Agile Software Corp. *	200	1,612
Agilent Technologies, Inc. *	1,531	58,852
Agilysys, Inc.	100	2,250
Akamai Technologies, Inc. *	600	29,184
Alcatel-Lucent ADR	29,036	406,504
Alliance Data Systems Corp. *	300	23,184
Altera Corp.	1,400	30,982
Amdocs Ltd. *	700	27,874
AMIS Holdings, Inc. *	200	2,504
Amkor Technology, Inc. *	400	6,300
Amphenol Corp. (Class A)	800	28,520
Anadigics, Inc. *	300	4,137
Analog Devices, Inc.	1,300	48,932
Andrew Corp. *	500	7,220
Anixter International, Inc. *	100	7,521
Ansys, Inc. *	200	5,300
Apple, Inc. *	3,153	384,792
Applied Materials, Inc.	5,100	101,337
Applied Micro Circuits Corp. *	1,000	2,500
aQuantive, Inc. *	300	19,140
Ariba, Inc. *	200	1,982
Arris Group, Inc. *	300	5,277
Arrow Electronics, Inc. *	400	15,372
Aspen Technology, Inc. *	200	2,800
Atheros Communications, Inc. *	200	6,168
Atmel Corp. *	1,400	7,784
ATMI, Inc. *	100	3,000
Autodesk, Inc. *	900	42,372
Automatic Data Processing, Inc.	2,000	96,940
Avaya, Inc. *	1,600	26,944
Avid Technology, Inc. *	200	7,070
Avnet, Inc. *	500	19,820
Avocent Corp. *	200	5,802
AVX Corp.	200	3,348
Axcelis Technologies, Inc. *	300	1,947
BEA Systems, Inc. *	1,500	20,535
BearingPoint, Inc. *	600	4,386
Benchmark Electronics, Inc. *	250	5,655
BISYS Group, Inc. *	400	4,732
Black Box Corp.	100	4,138
Blackbaud, Inc.	100	2,208
Blackboard, Inc. *	100	4,212
BMC Software, Inc. *	800	24,240
Borland Software Corp. *	300	1,782
Brightpoint, Inc. *	270	3,723
Broadcom Corp. (Class A) *	1,700	49,725
Broadridge Financial Solutions, Inc.	550	10,516
Brocade Communications Systems, Inc. *	1,600	12,512
Brooks Automation, Inc. *	311	5,645
CA, Inc.	1,600	41,328
Cabot Microelectronics Corp. *	100	3,549
CACI International, Inc. (Class A) *	100	4,885
Cadence Design Systems, Inc. *	1,100	24,156
C-COR, Inc. *	200	2,812
CDW Corp. *	200	16,994
Ceridian Corp. *	500	17,500
Checkfree Corp. *	300	12,060
Checkpoint Systems, Inc. *	100	2,525
Ciber, Inc. *	200	1,636
Ciena Corp. *	271	9,791
Cirrus Logic, Inc. *	300	2,490
Cisco Systems, Inc. *	22,100	615,485
Citrix Systems, Inc. *	700	23,569
CMGI, Inc. *	1,600	3,120
CNET Networks, Inc. *	400	3,276
Cogent, Inc. *	100	1,469
Cognex Corp.	200	4,502
Cognizant Technology Solutions Corp. (Class A) *	500	37,545
Coherent, Inc. *	100	3,051
Cohu, Inc.	100	2,225
CommScope, Inc. *	200	11,670
Computer Sciences Corp. *	3,600	212,940
Compuware Corp. *	1,300	15,418
Comtech Telecommunications Corp. *	100	4,642
Concur Technologies, Inc. *	100	2,285
Conexant Systems, Inc. *	1,600	2,208
Convergys Corp. *	500	12,120
Corning, Inc. *	5,900	150,745
Covansys Corp. *	100	3,393
Credence Systems Corp. *	300	1,080
Cree, Inc. *	300	7,755
CSG Systems International, Inc. *	200	5,302
CTS Corp.	100	1,266
Cymer, Inc. *	200	8,040
Cypress Semiconductor Corp. *	600	13,974
Daktronics, Inc.	200	4,296
Dell, Inc. *	8,300	236,965
Diebold, Inc.	300	15,660
Digital River, Inc. *	200	9,050
Diodes, Inc. *	100	4,177
Dolby Laboratories, Inc. (Class A) *	100	3,541
DSP Group, Inc. *	100	2,047
DST Systems, Inc. *	200	15,842
DTS, Inc. *	100	2,177
Dycom Industries, Inc. *	160	4,797
Earthlink, Inc. *	400	2,988
eBay, Inc. *	4,200	135,156
eFunds Corp. *	200	7,058
Electro Scientific Industries, Inc. *	100	2,080
Electronic Arts, Inc. *	1,100	52,052
Electronic Data Systems Corp.	1,900	52,687
Electronics for Imaging *	200	5,644
EMC Corp./MA *	7,600	137,560
Emulex Corp. *	300	6,552
Entegris, Inc. *	400	4,752
Epicor Software Corp. *	200	2,974
Equinix, Inc. *	100	9,147
Euronet Worldwide, Inc. *	100	2,916
Exar Corp. *	100	1,340
Extreme Networks *	400	1,620
F5 Networks, Inc. *	200	16,120
Factset Research Systems, Inc.	200	13,670
Fair Isaac Corp.	200	8,024
Fairchild Semiconductor International, Inc. *	400	7,728
FEI Co. *	100	3,246
Fidelity National Information Services, Inc.	722	39,190
Finisar Corp. *	700	2,646
First Data Corp.	2,732	89,254
Fiserv, Inc. *	700	39,760
Flir Systems, Inc. *	200	9,250
Formfactor, Inc. *	200	7,660
Foundry Networks, Inc. *	600	9,996
Gartner, Inc. *	200	4,918
Gateway, Inc. *	900	1,431
Genesis Microchip, Inc. *	100	936
Gevity HR, Inc.	100	1,933
Global Cash Access Holdings, Inc. *	100	1,602
Global Payments, Inc.	300	11,895
Google, Inc. (Class A) *	836	437,546
Harmonic, Inc. *	300	2,661
Harris Corp.	500	27,275
Hewitt Associates Inc. (Class A) *	500	16,000
Hewlett-Packard Co.	9,700	432,814
Hittite Microwave Corp. *	100	4,273
Hutchinson Technology, Inc. *	100	1,881
Hypercom Corp. *	200	1,182
Imation Corp.	100	3,686
Informatica Corp. *	300	4,431
Infospace, Inc.	100	2,321
infoUSA, Inc.	100	1,022
Ingram Micro, Inc. *	500	10,855
Insight Enterprises, Inc. *	200	4,514
Integrated Device Technology, Inc. *	660	10,078
Intel Corp.	21,100	501,336
InterDigital, Inc. *	200	6,434
Intermec, Inc. *	200	5,062
Internap Network Services Corp. *	200	2,884
International Business Machines Corp.	5,441	572,665
International Rectifier Corp. *	300	11,178
Internet Capital Group, Inc. *	100	1,240
Intersil Corp. (Class A)	500	15,730
Inter-Tel, Inc.	100	2,393
InterVoice, Inc. *	100	833
Interwoven, Inc. *	200	2,808
Intevac, Inc. *	100	2,126
Intuit, Inc. *	1,300	39,104
Ipass, Inc. *	200	1,084
Iron Mountain, Inc. *	600	15,678
Itron, Inc. *	100	7,794
Ixia *	100	926
j2 Global Communications, Inc. *	200	6,980
Jabil Circuit, Inc.	700	15,449
Jack Henry & Associates, Inc.	300	7,725
JDA Software Group, Inc. *	100	1,963
JDS Uniphase Corp. *	712	9,562
Juniper Networks, Inc. *	2,100	52,857
Kemet Corp. *	300	2,115
Kla-Tencor Corp.	800	43,960
Knot, Inc. *	100	2,019
Komag, Inc. *	100	3,189
Kulicke & Soffa Industries, Inc. *	200	2,094
L-1 Identity Solutions, Inc. *	141	2,883
Lam Research Corp. *	500	25,700
Lattice Semiconductor Corp. *	400	2,288
Lawson Software, Inc. *	400	3,956
Lexmark International, Inc. (Class A) *	400	19,724
Linear Technology Corp.	900	32,562
Lionbridge Technologies *	200	1,178
Littelfuse, Inc. *	100	3,377
LoJack Corp. *	100	2,229
Loral Space & Communications, Inc. *	100	4,928
LSI Corp. *	2,996	22,500
LTX Corp. *	200	1,112
Macrovision Corp. *	200	6,012
Magma Design Automation, Inc. *	100	1,404
Manhattan Associates, Inc. *	100	2,791
Mantech International Corp. *	100	3,083
Marchex, Inc.	100	1,632
Marvell Technology Group, Ltd. *	1,700	30,957
MasTec, Inc. *	100	1,582
Mastercard, Inc. *	291	48,268
Mattson Technology, Inc. *	200	1,940
Maxim Integrated Products, Inc.	1,200	40,092
MAXIMUS, Inc.	100	4,338
McAfee, Inc. *	600	21,120
MEMC Electronic Materials, Inc. *	800	48,896
Mentor Graphics Corp. *	300	3,951
Mercury Computer Systems, Inc. *	100	1,220
Methode Electronics, Inc.	100	1,565
Mettler Toledo International, Inc. *	100	9,551
Micrel, Inc.	200	2,544
Microchip Technology, Inc.	800	29,632
Micron Technology, Inc. *	2,677	33,543
Micros Systems, Inc. *	200	10,880
Microsemi Corp. *	200	4,790
Microsoft Corp.	38,425	1,132,385
MicroStrategy, Inc. *	48	4,535
Microtune, Inc. *	200	1,046
Midway Games, Inc. *	100	636
MKS Instruments, Inc. *	100	2,770
Molex, Inc.	500	15,005
MoneyGram International, Inc.	300	8,385
Motorola, Inc.	8,400	148,680
MPS Group, Inc. *	300	4,011
MTS Systems Corp.	100	4,467
National Instruments Corp.	200	6,514
National Semiconductor Corp.	1,200	33,924
NAVTEQ Corp. *	300	12,702
NCR Corp. *	700	36,778
Net 1 UEPS Technologies, Inc. *	200	4,830
Netgear, Inc. *	100	3,625
Netlogic Microsystems, Inc. *	100	3,184
Network Appliance, Inc. *	1,400	40,880
Newport Corp. *	100	1,548
Novatel Wireless, Inc.	100	2,602
Novell, Inc. *	1,200	9,348
Novellus Systems, Inc. *	500	14,185
Nuance Communications, Inc. *	500	8,365
Nvidia Corp. *	1,300	53,703
Omnivision Technologies, Inc. *	200	3,622
ON Semiconductor Corp. *	500	5,360
Openwave Systems, Inc.	300	1,878
Opsware, Inc. *	300	2,853
Oracle Corp. *	25,715	506,842
Packeteer, Inc. *	100	781
Palm, Inc. *	300	4,803
Parametric Technology Corp. *	360	7,780
Park Electrochemical Corp.	100	2,818
Paychex, Inc.	1,300	50,856
PDF Solutions, Inc. *	100	1,183
Perot Systems Corp. (Class A) *	300	5,112
Photronics, Inc. *	100	1,488
Plantronics, Inc.	200	5,244
Plexus Corp. *	200	4,598
PMC - Sierra, Inc. *	600	4,638
Polycom, Inc. *	300	10,080
Powerwave Technologies, Inc. *	300	2,010
Progress Software Corp. *	100	3,179
QLogic Corp. *	600	9,990
Qualcomm, Inc.	6,100	264,679
Quality Systems, Inc.	100	3,797
Quantum Corp. *	600	1,902
Quest Software, Inc. *	200	3,238
Rackable Systems, Inc. *	100	1,236
Radisys Corp. *	100	1,240
Rambus, Inc. *	300	5,394
RealNetworks, Inc. *	400	3,268
Red Hat, Inc. *	800	17,824
RF Micro Devices, Inc. *	600	3,744
Rofin-Sinar Technologies, Inc. *	100	6,900
Rogers Corp. *	100	3,700
S1 Corp. *	225	1,798
SAIC, Inc. *	300	5,421
Salesforce.com, Inc. *	300	12,858
SanDisk Corp. *	800	39,152
Sanmina-SCI Corp. *	1,700	5,321
Sapient Corp. *	300	2,319
SAVVIS, Inc. *	200	9,902
Scansource, Inc. *	200	6,398
Seagate Technology	2,000	43,540
Secure Computing Corp. *	100	759
Semtech Corp. *	200	3,466
Sigma Designs, Inc. *	100	2,609
Silicon Image, Inc. *	300	2,574
Silicon Laboratories, Inc. *	200	6,922
Silicon Storage Technology, Inc. *	300	1,119
SiRF Technology Holdings, Inc. *	200	4,148
Skyworks Solutions, Inc. *	500	3,675
Sohu.com, Inc. *	100	3,199
Solectron Corp. *	3,200	11,776
Sonic Solutions, Inc. *	100	1,261
SonicWALL, Inc. *	200	1,718
Sonus Networks, Inc. *	800	6,816
Spansion, Inc. (Class A) *	200	2,220
SPSS, Inc. *	100	4,414
SRA International Inc. (Class A) *	100	2,526
Standard Microsystems Corp. *	100	3,434
Sun Microsystems, Inc. *	12,900	67,854
Supertex, Inc. *	100	3,134
Sybase, Inc. *	300	7,167
Sycamore Networks, Inc. *	600	2,412
SYKES Enterprises, Inc. *	100	1,899
Symantec Corp. *	3,300	66,660
Symmetricom, Inc. *	200	1,680
Synaptics, Inc. *	100	3,579
Synopsys, Inc. *	500	13,215
Take-Two Interactive Software, Inc. *	200	3,994
Tech Data Corp. *	200	7,692
Technitrol, Inc.	100	2,867
Tekelec *	200	2,884
Tektronix, Inc.	300	10,122
Tellabs, Inc. *	1,500	16,140
Teradyne, Inc. *	800	14,064
Tessera Technologies, Inc. *	200	8,110
Texas Instruments, Inc.	5,200	195,676
THQ, Inc. *	250	7,630
TIBCO Software, Inc. *	700	6,335
TNS, Inc.	100	1,441
Total System Services, Inc.	100	2,951
Transaction Systems Architects, Inc. *	100	3,366
Trident Microsystems, Inc. *	200	3,670
Trimble Navigation Ltd. *	400	12,880
TriQuint Semiconductor, Inc. *	500	2,530
TTM Technologies, Inc. *	200	2,600
Tyler Technologies, Inc. *	100	1,241
Ultimate Software Group, Inc. *	100	2,893
Ultratech, Inc. *	100	1,333
Unisys Corp. *	1,100	10,054
United Online, Inc.	200	3,298
Universal Display Corp. *	100	1,571
Utstarcom, Inc. *	300	1,683
Valueclick, Inc. *	300	8,838
Varian Semiconductor Equipment Associates, Inc. *	375	15,023
Veeco Instruments, Inc. *	100	2,074
VeriFone Holdings, Inc. *	200	7,050
VeriSign, Inc. *	900	28,557
Viasat, Inc. *	100	3,210
Vignette Corp. *	100	1,916
Vishay Intertechnology, Inc. *	800	12,656
Websense, Inc. *	200	4,250
Western Digital Corp. *	900	17,415
Western Union Co.	2,800	58,324
Wind River Systems, Inc. *	200	2,200
Wright Express Corp. *	100	3,427
Xerox Corp. *	3,600	66,528
Xilinx, Inc.	1,300	34,801
Yahoo!, Inc. *	4,355	118,151
Zebra Technologies Corp. *	300	11,622
Zoran Corp. *	200	4,008
		10,791,196
Materials (1.2%)
Air Products & Chemicals, Inc.	800	64,296
Airgas, Inc.	300	14,370
AK Steel Holding Corp. *	400	14,948
Albemarle Corp.	400	15,412
Alcoa, Inc.	3,115	126,251
Allegheny Technologies, Inc.	400	41,952
AMCOL International Corp.	100	2,731
Aptargroup, Inc.	200	7,112
Arch Chemicals, Inc.	100	3,514
Ashland, Inc.	200	12,790
Ball Corp.	400	21,268
Bemis Co., Inc.	400	13,272
Bowater, Inc.	200	4,990
Brush Engineered Materials, Inc. *	100	4,199
Cabot Corp.	200	9,536
Carpenter Technology Corp.	100	13,031
Celanese Corp. (Class A)	500	19,390
Century Aluminum Co. *	100	5,463
CF Industries Holdings, Inc.	200	11,978
Chaparral Steel Co.	200	14,374
Chemtura Corp.	800	8,888
Chesapeake Corp.	100	1,257
Cleveland-Cliffs, Inc.	200	15,534
Coeur d'Alene Mines Corp. *	800	2,872
Commercial Metals Co.	400	13,508
Compass Minerals International, Inc.	100	3,466
Crown Holdings, Inc. *	700	17,479
Cytec Industries, Inc.	200	12,754
Deltic Timber Corp.	100	5,482
Domtar Corp. *	1,628	18,168
Dow Chemical Co.	3,600	159,192
Eagle Materials, Inc.	200	9,810
Eastman Chemical Co.	300	19,299
Ecolab, Inc.	700	29,890
EI Du Pont de Nemours & Co.	3,400	172,856
Ferro Corp.	100	2,493
Florida Rock Industries, Inc.	200	13,500
FMC Corp.	200	17,878
Freeport-McMoRan Copper & Gold, Inc.	1,436	118,930
Georgia Gulf Corp.	100	1,811
Glatfelter	200	2,718
Greif, Inc. (Class A)	200	11,922
HB Fuller Co.	200	5,978
Headwaters, Inc. *	100	1,727
Hecla Mining Co. *	400	3,416
Hercules, Inc. *	400	7,860
Huntsman Corp.	300	7,293
Innospec, Inc.	100	5,921
International Flavors & Fragrances, Inc.	300	15,642
International Paper Co.	1,700	66,385
Louisiana-Pacific Corp.	400	7,568
Lubrizol Corp.	300	19,365
Lyondell Chemical Co.	800	29,696
Martin Marietta Materials, Inc.	200	32,404
MeadWestvaco Corp.	700	24,724
Metal Management, Inc.	100	4,407
Minerals Technologies, Inc.	100	6,695
Monsanto Co.	2,000	135,080
Mosaic Co. *	600	23,412
Myers Industries, Inc.	100	2,211
Nalco Holding Co.	400	10,980
Neenah Paper, Inc.	100	4,126
NewMarket Corp.	100	4,837
Newmont Mining Corp.	1,600	62,496
Nucor Corp.	1,100	64,515
Olin Corp.	200	4,200
OM Group, Inc. *	100	5,292
Owens-Illinois, Inc. *	632	22,120
Packaging Corp of America	300	7,593
Pactiv Corp. *	500	15,945
PolyOne Corp. *	300	2,157
PPG Industries, Inc.	600	45,666
Praxair, Inc.	1,200	86,388
Quanex Corp.	150	7,305
Reliance Steel & Aluminum Co.	300	16,878
Rock-Tenn Co. (Class A)	100	3,172
Rockwood Holdings, Inc. *	100	3,655
Rohm & Haas Co.	600	32,808
Royal Gold, Inc.	100	2,377
RPM International, Inc.	400	9,244
RTI International Metals, Inc. *	100	7,537
Ryerson, Inc.	100	3,765
Schnitzer Steel Industries, Inc.	100	4,794
Schulman A, Inc.	70	1,703
Schweitzer-Mauduit International, Inc.	100	3,100
Scotts Miracle-Gro Co. (Class A)	206	8,846
Sealed Air Corp.	600	18,612
Sensient Technologies Corp.	200	5,078
Sigma-Aldrich Corp.	600	25,602
Silgan Holdings, Inc.	100	5,528
Smurfit-Stone Container Corp. *	800	10,648
Sonoco Products Co.	400	17,124
Southern Copper Corp.	270	25,450
Spartech Corp.	100	2,655
Steel Dynamics, Inc.	400	16,764
Stillwater Mining Co. *	100	1,101
Symyx Technologies *	100	1,151
Temple-Inland, Inc.	400	24,612
Terra Industries, Inc. *	300	7,626
Texas Industries, Inc.	100	7,841
Titanium Metals Corp. *	300	9,570
Tronox, Inc.	80	1,124
United States Steel Corp.	400	43,500
Valspar Corp.	400	11,364
Vulcan Materials Co.	300	34,362
Wausau Paper Corp.	100	1,340
Weyerhaeuser Co.	800	63,144
Worthington Industries, Inc.	200	4,330
WR Grace & Co. *	200	4,898
Zoltek Cos, Inc. *	100	4,153
		2,269,444
Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	100	1,584
Alltel Corp.	1,300	87,815
American Tower Corp. (Class A) *	1,600	67,200
AT&T, Inc.	22,471	932,547
Cbeyond, Inc. *	100	3,851
Centennial Communications Corp. *	100	949
CenturyTel, Inc.	400	19,620
Cincinnati Bell, Inc. *	800	4,624
Citizens Communications Co.	1,476	22,539
Covad Communications Group, Inc. *	1,000	900
Crown Castle International Corp. *	937	33,985
CT Communications, Inc.	100	3,051
Dobson Communications Corp. *	400	4,444
Embarq Corp.	580	36,755
Fairpoint Communications, Inc.	100	1,775
FiberTower Corp.	200	866
General Communication, Inc. (Class A) *	200	2,562
Golden Telecom, Inc.	100	5,501
IDT Corp. (Class B)	200	2,064
Iowa Telecommunications Services, Inc.	100	2,273
iPCS, Inc.	100	3,387
Leap Wireless International, Inc. *	200	16,900
Level 3 Communications, Inc. *	5,568	32,573
MetroPCS Communications, Inc. *	200	6,608
NeuStar, Inc. (Class A) *	200	5,794
NII Holdings, Inc. *	600	48,444
North Pittsburgh Systems, Inc.	100	2,125
PAETEC Holding Corp. *	300	3,387
Premiere Global Services, Inc. *	100	1,302
Qwest Communications International, Inc. *	5,800	56,260
SBA Communications Corp. (Class A) *	400	13,436
Sprint Nextel Corp.	10,200	211,242
SureWest Communications	100	2,724
Syniverse Holdings, Inc. *	100	1,286
Telephone & Data Systems, Inc.	400	25,028
Time Warner Telecom, Inc. (Class A) *	600	12,060
US Cellular Corp. *	100	9,060
USA Mobility, Inc. *	100	2,676
Verizon Communications, Inc.	10,616	437,061
Windstream Corp.	1,547	22,834
		2,149,092
Utilities (1.4%)
AES Corp. *	2,500	54,700
AGL Resources, Inc.	300	12,144
Allegheny Energy, Inc. *	600	31,044
Allete, Inc.	100	4,705
Alliant Energy Corp.	400	15,540
Ameren Corp.	800	39,208
American Electric Power Co., Inc.	1,500	67,560
American States Water Co.	100	3,557
Aqua America, Inc.	400	8,996
Aquila, Inc. *	1,500	6,135
Atmos Energy Corp.	300	9,018
Avista Corp.	200	4,310
Black Hills Corp.	100	3,975
California Water Service Group	100	3,749
Centerpoint Energy, Inc.	1,200	20,880
CH Energy Group, Inc.	100	4,497
Cleco Corp.	200	4,900
CMS Energy Corp.	900	15,480
Consolidated Edison, Inc.	1,000	45,120
Constellation Energy Group, Inc.	700	61,019
Dominion Resources, Inc./VA	1,300	112,203
DPL, Inc.	400	11,336
DTE Energy Co.	700	33,754
Duke Energy Corp.	4,692	85,864
Dynegy, Inc. (Class A) *	1,300	12,272
Edison International	1,200	67,344
El Paso Electric Co. *	200	4,912
Empire District Electric Co.	100	2,237
Energen Corp.	300	16,482
Energy East Corp.	500	13,045
Entergy Corp.	700	75,145
Equitable Resources, Inc.	500	24,780
Exelon Corp.	2,500	181,500
FirstEnergy Corp.	1,100	71,203
FPL Group, Inc.	1,500	85,110
Great Plains Energy, Inc.	300	8,736
Hawaiian Electric Industries, Inc.	300	7,107
Idacorp, Inc.	200	6,408
Integrys Energy Group, Inc.	365	18,516
ITC Holdings Corp.	100	4,063
KeySpan Corp.	700	29,386
Laclede Group, Inc.	100	3,188
MDU Resources Group, Inc.	600	16,824
MGE Energy, Inc.	100	3,267
Mirant Corp. *	943	40,219
National Fuel Gas Co.	300	12,993
New Jersey Resources Corp.	100	5,102
Nicor, Inc.	200	8,584
NiSource, Inc.	1,000	20,710
Northeast Utilities	600	17,016
Northwest Natural Gas Co.	100	4,619
NorthWestern Corp.	100	3,181
NRG Energy, Inc. *	878	36,498
NSTAR	400	12,980
OGE Energy Corp.	300	10,995
Oneok, Inc.	400	20,164
Otter Tail Corp.	100	3,207
Pepco Holdings, Inc.	700	19,740
PG&E Corp.	1,300	58,890
Piedmont Natural Gas Co.	300	7,395
Pinnacle West Capital Corp.	400	15,940
PNM Resources, Inc.	300	8,337
Portland General Electric Co.	100	2,744
PPL Corp.	1,400	65,506
Progress Energy, Inc.	1,000	45,590
Public Service Enterprise Group, Inc.	900	79,002
Puget Energy, Inc.	400	9,672
Questar Corp.	600	31,710
Reliant Energy, Inc. *	1,200	32,340
SCANA Corp.	400	15,316
Sempra Energy	4,400	260,612
Sierra Pacific Resources *	900	15,804
SJW Corp.	100	3,330
South Jersey Industries, Inc.	100	3,538
Southern Co.	2,800	96,012
Southern Union Co.	400	13,036
Southwest Gas Corp.	100	3,381
TECO Energy, Inc.	700	12,026
TXU Corp.	1,700	114,410
UGI Corp.	400	10,912
UIL Holdings Corp.	166	5,494
Unisource Energy Corp.	100	3,289
Vectren Corp.	300	8,079
Westar Energy, Inc.	300	7,284
WGL Holdings, Inc.	200	6,528
Wisconsin Energy Corp.	4,175	184,660
Xcel Energy, Inc.	1,500	30,705
		2,678,769
Total Common Stocks (Active & Passive Domestic Equities)
(Cost -- $59,474,707)		71,793,351

Investment Companies (Active International & Passive Domestic Equities) (9.6%)
Longleaf Partners International Fund	444,576	9,665,081
Oakmark International Fund	329,125	9,067,385

Total Investment Companies (Active International & Passive Domestic Equities)
(Cost -- $15,290,196)		18,732,466

Partnerships (Active Domestic & International Equities) (14.6%) **
Partnerships (Active Domestic Equities)
ValueAct Capital Partners II, L.P.		10,388,000

Partnerships (Active International Equities)
Liberty Square Strategic Partners IV (Asia), L.P.		5,736,000
Walter Scott International Fund LLC		12,376,000
Total Partnerships (Active Domestic & International Equities)
(Cost -- $21,400,000)		28,500,000

TOTAL EQUITY INVESTMENTS
(Cost--$96,164,903)		119,025,817

ALTERNATIVE ASSETS (26.1%) **
Hedge Funds
Canyon Value Realization Fund, L.P.		11,126,997
FFIP, L.P.		9,588,000
Lansdowne European Strategic Equity Fund, L.P.		4,372,000
Perry Partners, L.P.		10,420,000
Royal Capital Value Fund, L.P.		4,642,000
Taconic Opportunity Fund, L.P.		6,167,000
Tiedemann Global Emerging Markets QP, L.P.		4,589,000
TOTAL ALTERNATIVE ASSETS
(Cost -- $41,750,000)		50,904,997

FIXED INCOME INVESTMENTS (10.3%)
	Principal
	Amount
Asset Backed Securities (0.6%)
Capital Auto Receivables Asset Trust, Series 06-1, Class A2B, 5.35%, due 09/15/08 (f)	$ 24,059	24,060
Capital One Auto Finance Trust, Series 06-A, Class A4, 5.33%, due 12/15/12 (f)	290,000	290,055
Countrywide Asset-Backed Certificates, Series 07-QH2, Class A1, 5.56%, due 04/25/37 (f)	299,616	299,615
Countrywide Home Equity Loan Trust, Series 06-I, Class 2A, 5.46%, due 01/15/37 (f)	216,179	216,145
EMC Mortgage Loan Trust, Series 05-B, Class A1, 5.79%, due 05/25/40 (f)	106,151	106,182
GE Dealer Floorplan Master Note Trust, Series 04-2, Class A, 5.40%, due 07/20/09 (f)	200,000	200,011
Massachusetts RRB Special Purpose Trust, Series 05-1, Class A4, 4.40%, due 03/15/37	100,000	94,999
Residential Asset Securities Corp., Series 05-KS1, Class A2, 5.51%, due 05/25/34 (f)	32,327	32,332
		1,263,399

Collateralized Mortgage Obligations (2.4%)
Arran Residential Mortgages Funding plc, Series 06-1A, Class A1B, 5.34%, 04/12/36 (f)	223,666	223,665
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A, 4.65%, due 07/10/43	210,000	204,404
Bear Stearns Adjustable Rate Mortgage Trust, Series 06-4, Class 1A1, 5.95%, due 10/25/36 (f)	131,665	131,990
Bear Stearns Adjustable Rate Mortgage Trust, Series 07-4, Class 22A1, 6.00%, due 06/25/47 (f)	357,328	355,165
Bear Stearns Mortgage Funding Trust, Series 07-AR4, Class 1A1, 5.52%, 04/25/37 (f)	328,237	328,508
Citigroup Mortgage Loan Trust, Inc., Series 06-AR7, Class 2A2A, 5.68%, due 11/25/36 (f)	224,611	223,864
Countrywide Alternative Loan Trust, Series 07-HY3, Class 3A1, 5.62%, due 03/25/47 (f)	183,502	183,569
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3, 5.47%, due 09/15/39	170,000	164,944
Granite Master Issuer plc, Series 07-1, Class 2A1, 5.43%, due 12/20/54 (f)	150,000	149,951
GS Mortgage Securities Corp II, Series 05-GG4, Class A2, 4.48%, due 07/10/39	150,000	146,163
GS Mortgage Securities Corp II, Series 05-GG4, Class A4A, 4.75%, due 07/10/39	240,000	224,330
GS Mortgage Securities Corp II, Series 06-GG6, Class A2, 5.52%, due 04/10/38	184,000	183,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4, 5.88%, due 04/15/45 (f)	240,000	241,452
JP Morgan Mortgage Trust, Series 06-A2, Class 5A1, 3.75%, due 11/25/33 (f)	169,738	167,661
Merrill Lynch Mortgage Trust, Series 05-CKI1, Class A6, 5.24%, due 11/12/37 (f)	230,000	222,487
Morgan Stanley Capital I, Series 05-XLF, Class A2, 5.48%, due 08/15/19 (f)	26,450	26,452
Morgan Stanley Mortgage Loan Trust, Series 04-11AR, Class 2A, 5.19%, due 01/25/35 (f)	118,324	120,689
Puma Finance Ltd., Series G5, Class A1, 5.43%, due 02/21/38 (f)	182,050	182,130
Puma Finance Ltd., Series S1, Class A, 5.55%, due 08/09/35 (f)	201,209	201,298
RMAC Securities plc, Series 06-NS4A, Class A1B, 5.43%, due 06/12/25 (f)	300,143	299,609
Structured Asset Mortgage Investments, Inc., Series 06-AR6, Class 2A2, 5.55%, due 07/25/36 (f)	152,616	153,070
Structured Asset Mortgage Investments, Inc., Series 05-AR2, Class 3A1, 7.31%, due 06/25/35 (f)	76,797	77,759
Wachovia Bank Commercial Mortgage Trust, Series 05-C16, Class A2, 4.38%, due 10/15/41	131,072	127,934
WaMu Mortgage Pass Through Certificates, Series 06-AR19, Class 1A, 5.77%, due 01/25/47 (f)	168,090	167,867
WaMu Mortgage Pass Through Certificates, Series 06-AR10, Class 1A2, 5.95%, due 09/25/36 (f)	127,835	127,870
WaMu Mortgage Pass Through Certificates, Series 06-AR12, Class 1A1, 6.08%, due 10/25/36 (f)	151,347	151,233
		4,787,756

Corporate Bonds (2.5%)
Consumer Discretionary (0.3%)
Costco Wholesale Corp., 5.50%, due 03/15/17	85,000	82,872
COX Communications, Inc., 5.45%, due 12/15/14	61,000	59,015
CVS Caremark Corp., 5.75%, due 08/15/11	84,000	83,994
DaimlerChrysler NA Holding Corp., 4.88%, due 06/15/10	40,000	39,238
DaimlerChrysler NA Holding Corp., 5.75%, due 09/08/11	124,000	124,171
Fortune Brands, Inc., 5.88%, due 01/15/36	32,000	27,719
Home Depot, Inc., 5.25%, due 12/16/13	48,000	46,300
Kellogg Co., 6.60%, due 04/01/11	35,000	36,185
Macy's Retail Holdings, Inc., 5.35%, due 03/15/12	46,000	45,192
Safeway, Inc., 7.25%, due 02/01/31	51,000	52,697
Time Warner Cable, Inc., 6.55%, due 05/01/37 (c)	38,000	36,727
Viacom, Inc., 7.88%, due 07/30/30	48,000	49,635
		683,745

Energy (0.2%)
Anadarko Finance Co., 6.75%, due 05/01/11	45,000	46,462
Anadarko Finance Co., 7.50%, due 05/01/31	26,000	27,935
ConocoPhillips Holding Co., 6.95%, due 04/15/29	67,000	73,121
Kinder Morgan Energy Partners LP, 7.3%, due 08/15/33	32,000	33,417
Valero Energy Corp., 6.88%, due 04/15/12	116,000	121,479
		302,414

Financials (1.1%)
American Express Co., 5.25%, due 09/12/11	97,000	95,963
BA Covered Bond Issuer, 5.50%, due 10/12/12 (c)	135,000	135,372
Bank of America Corp., 3.88, due 01/15/08	40,000	39,679
Bank of America Corp., 4.25%, due 10/01/10	28,000	27,064
Bear Stearns Cos., Inc., 5.35%, 02/01/12	94,000	92,239
Boston Properties LP, 6.25%, due 01/15/13	23,000	23,585
CIT Group Funding Co. of Canada, 4.65%, due 07/01/10	97,000	94,160
Citigroup, Inc., 5.13%, due 02/14/11	193,000	190,600
Citigroup, Inc., 5.50%, due 02/15/17	97,000	93,947
Credit Suisse USA, Inc., 6.13%, due 11/15/11	109,000	111,379
Depfa ACS Bank, 5.13%, due 03/16/37 (c)	126,000	115,455
Federal Home Loan Mortgage Corp., 5.38%, due 02/08/10	96,000	95,812
Goldman Sachs Group, Inc., 6.35%, due 02/15/34	121,000	115,400
Hartford Financial Services Group, Inc., 5.38%, due 03/15/17	43,000	41,305
HBOS Treasury Services plc, 5.25%, due 02/21/17 (c)	161,000	157,951
International Lease Finance Corp., 5.13%, due 11/01/10	84,000	82,999
JP Morgan Chase Capital XV, 5.88%, due 03/15/35	43,000	39,241
JPMorgan Chase & Co., 3.63%, due 05/01/08	30,000	29,557
JPMorgan Chase & Co., 5.60%, due 06/01/11	78,000	78,183
Merrill Lynch & Co., Inc., 5.45%, due 07/15/14	143,000	139,861
Morgan Stanley, 3.63%, due 04/01/08	50,000	49,316
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	62,000	58,623
Northern Rock plc, 5.63%, due 06/22/18 (c)	194,000	193,851
SLM Corp., 4.00%, due 01/15/09	80,000	76,867
		2,178,409
Health Care (0.3%)
Amgen, Inc., 5.85, due 06/01/17 (c)	70,000	68,912
Aetna, Inc., 5.75, due 06/15/11	59,000	59,347
Eli Lilly & Co., 5.20%, due 03/15/17	53,000	50,720
Hospira, Inc., 5.84%, due 03/30/10 (f)	43,000	43,108
McKesson Corp., 5.25%, due 03/01/13	47,000	45,883
UnitedHealth Group, Inc., 5.34%, due 03/15/16	35,000	33,715
WellPoint, Inc., 5.85%, 01/15/36	61,000	55,662
Wyeth, 4.38%, due 03/01/08	22,000	21,826
Wyeth, 5.50%, due 03/15/13	84,000	83,122
		462,295
Information Technology (0.0%)
Oracle Corp and Ozark Holding, Inc., 5.00%, due 01/15/11	61,000	60,121

Industrials (0.2%)
Caterpillar, Inc., 6.05%, due 08/15/36	71,000	69,849
Cisco Systems, Inc., 5.25%, due 02/22/11	59,000	58,646
CSX Corp., 5.60%, due 05/01/17	35,000	33,842
Intuit, Inc., 5.40%, due 03/15/12	29,000	28,539
Kowloon Canton Railway Corp., 8.00%, due 03/15/10	20,000	21,265
Lockheed Martin Corp., 6.15%, due 09/01/36	80,000	79,777
RR Donnelley & Sons Co., 5.63%, due 01/15/12	74,000	73,027
Union Pacific Corp., 6.65%, due 01/15/11	42,000	43,323
		408,268
Materials (0.1%)
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	45,937
Vale Overseas Ltd., 6.88%, due 11/21/36	34,000	34,176
Weyerhaeuser Co., 6.75%, due 03/15/12	59,000	61,045
Weyerhaeuser Co., 7.38%, due 03/15/32	34,000	34,491
		175,649
Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	81,000	89,063
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	27,000	33,659
Nextel Communications, Inc., 6.88%, due 10/31/13	27,000	26,798
Sprint Nextel Corp., 5.76%, due 06/28/10 (f)	70,000	69,981
Telecom Italia Capital SA, 4.77%, due 10/01/10	85,000	82,791
Telecom Italia Capital SA, 6.00%, due 09/30/34	54,000	48,650
Telefonica Emisiones SAU, 5.66%, due 06/19/09 (f)	77,000	77,246
		428,188
Utilities (0.1%)
American Electric Power Co., Inc., 5.38%, due 03/15/10	35,000	34,886
Dominion Resources, Inc., 8.13%, due 06/15/10	55,000	59,224
Exelon Corp., 4.90%, due 06/15/15	51,000	46,933
KeySpan Corp., 7.63%, due 11/15/10	26,000	27,620
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	47,000	45,407
Pacific Gas & Electric Co., 6.05%, due 03/01/34	47,000	45,528
		259,598

Foreign Government Securities (0.2%)
Mexico Government International Bond, 6.75%, due 09/27/34	170,000	181,305
South Africa Government International Bond, 6.50%, due 06/02/14	175,000	180,250
		361,555

Municipal Bonds (0.2%)
California (0.1%)
County of Marin CA, 4.79%, due 08/01/15	200,000	189,462

New York (0.1%)
New York City Transitional Finance Authority/NY, 5.19%, due 08/01/16	200,000	192,706
		382,168

U.S. Government Securities (2.3%)
Federal National Mortgage Association (2.3%)
5.00%, due 07/25/22 TBA (d)	670,000	647,388
5.00%, due 09/01/33	528,305	497,645
5.00%, due 07/25/37 TBA (d)	590,000	552,756
5.50%, due 07/25/21 TBA (d)	790,000	778,150
5.50%, due 04/01/34	278,782	270,109
5.50%, due 04/01/34	113,499	109,978
5.50%, due 05/01/34	108,994	105,604
5.50%, due 04/01/36	706,593	683,227
5.50%, due 07/25/37 TBA (d)	620,000	597,913
5.86%, due 12/01/36 (f)	168,591	169,292
5.89%, due 12/01/36 (f)	189,326	190,158
		4,602,222
U.S. Treasury Securities (2.1%)
U.S. Treasury Notes (2.1%)
3.13%, due 10/15/08 (e)	487,000	475,928
4.00%, due 02/15/15 (e)	903,000	845,575
3.88%, due 09/15/10 (e)	1,319,000	1,279,636
4.63%, due 11/15/16 (e)	619,000	599,898
4.50%, due 05/15/17	391,000	374,871
4.88%, due 05/31/09	320,000	319,900
4.75%, due 05/31/12	240,000	238,125
		4,133,933
TOTAL FIXED INCOME INVESTMENTS
(Cost--$20,785,241)		20,489,720

SHORT-TERM INVESTMENTS (2.2%)
Commercial Paper (0.1%)
JPMorgan Chase & Co., 4.87%, due 12/31/49	146,811	146,811

Discount Notes (2.1%)
Federal Agricultural Mortgage Corp.
5.14%, due 07/11/07 (a)	500,000	499,217

Federal Farm Credit Bank
5.12%, due 07/09/07 (a)	490,000	489,374

Federal Home Loan Bank
5.16%, due 07/18/07 (a)	500,000	498,712

Federal Home Loan Mortgage Corp.
5.13%, due 07/12/07 (a)	500,000	499,147

Federal National Mortgage Association
5.16%, due 07/10/07 (a)	500,000	499,284
5.17%, due 08/08/07 (a)(b)	1,725,000	1,715,400
		2,214,684
TOTAL SHORT-TERM INVESTMENTS
(Cost--$4,348,555)		4,347,945

TOTAL INVESTMENTS (99.5%)
(Cost--$163,048,699) (g)		194,768,479
Other Assets less Liabilities (0.5%)		1,034,911
NET ASSETS (100.0%)		$ 195,803,390

* Non-income producing security.
** Securities were valued at fair value -- At June 30, 2007, the Fund held $79,404,997 of fair valued securities, representing 40.7% of net assets.
(a) Zero coupon security -- rate disclosed is yield as of June 30, 2007.
(b) All or a portion of the security was pledged to cover margin requirements for futures contracts.
(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d) Dollar roll transaction.
(e) All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(f) Variable or floating rate security. Rate disclosed is as of June 30, 2007.
(g) Estimated tax basis approximates book cost.
ADR -- American Depositary Receipt.
REIT -- Real Estate Investment Trust.
TBA -- To be announced. Security is subject to delayed delivery.

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
	$163,048,699	$ 33,293,546	$ (1,573,766)	$ 31,719,780

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long:
E-mini Russell 2000 Index	1	$ 84,210	Sep -07	$ 13
E-mini S & P 500 Index	7	530,390	Sep -07	2,708
E-mini S & P Midcap 400 Index	1	90,420	Sep -07	(712)
				$ 2,009

Kiewit Investment Fund LLLP

Notes to Schedule of Investments

June 30, 2007 (Unaudited)

Summary of Significant Accounting Policies:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Hall Capital Partners LLC (“Hall” or “the Adviser”), to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds, as well as any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

Futures

Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Item 2. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By: /s/ Robert L. Giles Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer
August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert L. Giles Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer
August 24, 2007

By: /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Chief Financial Officer
August 24, 2007